UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared five semi-annual reports to shareholders for the period ended September 30, 2021. The first report applies to John Hancock Disciplined Value Fund, the second report applies to John Hancock Disciplined Value Mid Cap Fund, the third report applies to John Hancock Global Shareholder Yield Fund, the fourth report applies to John Hancock International Growth Fund, and the fifth report applies to John Hancock U.S. Growth Fund of the Registrant.

Semiannual report
John Hancock
Disciplined Value Fund
U.S. equity
September 30, 2021

A message to shareholders
Dear shareholder,
U.S. stocks finished the six months ended September 30, 2021, with a gain, despite late-period volatility. Strong corporate earnings, a broadening economic recovery, positive vaccination trends, and low interest rates lifted returns earlier in the period; however, mounting inflation and supply chain concerns hampered returns in September. News that the U.S. Federal Reserve might reduce its bond buying by year end, legislative wrangling around a new infrastructure-spending bill and debt ceiling deadline, a late period rise in interest rates, and the continued spread of the Delta variant of COVID-19 were added headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
13	Financial statements
16	Financial highlights
24	Notes to financial statements
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
40	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
JPMorgan Chase & Co.	3.3
Johnson & Johnson	3.0
Berkshire Hathaway, Inc., Class B	2.8
Cisco Systems, Inc.	2.5
ConocoPhillips	2.4
Alphabet, Inc., Class A	2.4
AutoZone, Inc.	2.2
Wells Fargo & Company	2.1
Bank of America Corp.	1.9
Cigna Corp.	1.9
TOTAL	24.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	34.06	10.16	12.64	-1.81	62.21	228.81
Class C	39.07	10.46	12.36	1.95	64.43	220.83
Class I1	41.48	11.57	13.52	3.48	72.86	255.49
Class R2[1,2]	40.95	11.13	13.06	3.27	69.46	241.18
Class R4[1]	41.25	11.40	13.33	3.39	71.54	249.56
Class R5[1]	41.57	11.63	13.58	3.51	73.32	257.43
Class R6[1]	41.63	11.69	13.63	3.51	73.77	258.88
Class NAV[1]	41.68	11.70	13.66	3.55	73.88	259.72
Index 1†	35.01	10.94	13.51	4.39	68.03	255.22
Index 2†	30.00	16.90	16.63	9.18	118.26	365.86
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.02	1.77	0.77	1.16	1.01	0.71	0.66	0.65
Net (%)	1.02	1.77	0.77	1.15	0.90	0.70	0.66	0.65
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	9-30-11	32,083	32,083	35,522	46,586
Class I1	9-30-11	35,549	35,549	35,522	46,586
Class R2[1,2]	9-30-11	34,118	34,118	35,522	46,586
Class R4[1]	9-30-11	34,956	34,956	35,522	46,586
Class R5[1]	9-30-11	35,743	35,743	35,522	46,586
Class R6[1]	9-30-11	35,888	35,888	35,522	46,586
Class NAV[1]	9-30-11	35,972	35,972	35,522	46,586
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2 shares were first offered on 3-1-12. Returns shown prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,033.60	$5.40	1.06%
	Hypothetical example	1,000.00	1,019.80	5.37	1.06%
Class C	Actual expenses/actual returns	1,000.00	1,029.50	9.21	1.81%
	Hypothetical example	1,000.00	1,016.00	9.15	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,034.80	4.13	0.81%
	Hypothetical example	1,000.00	1,021.00	4.10	0.81%
Class R2	Actual expenses/actual returns	1,000.00	1,032.70	6.06	1.19%
	Hypothetical example	1,000.00	1,019.10	6.02	1.19%
Class R4	Actual expenses/actual returns	1,000.00	1,033.90	4.84	0.95%
	Hypothetical example	1,000.00	1,020.30	4.81	0.95%
Class R5	Actual expenses/actual returns	1,000.00	1,035.10	3.83	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,035.10	3.57	0.70%
	Hypothetical example	1,000.00	1,021.60	3.55	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,035.50	3.52	0.69%
	Hypothetical example	1,000.00	1,021.60	3.50	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 98.4%		$12,133,521,282
(Cost $8,804,818,727)
Communication services 5.9%		730,598,888
Entertainment 0.6%
Activision Blizzard, Inc.	933,399	72,235,749
Interactive media and services 3.8%
Alphabet, Inc., Class A (A)	108,666	290,520,724
Facebook, Inc., Class A (A)	518,798	176,074,853
Media 0.8%
Charter Communications, Inc., Class A (A)	136,800	99,530,208
Wireless telecommunication services 0.7%
T-Mobile US, Inc. (A)	721,958	92,237,354
Consumer discretionary 10.0%		1,232,790,953
Auto components 0.4%
Lear Corp.	332,251	51,990,636
Automobiles 0.6%
Harley-Davidson, Inc.	1,863,684	68,229,471
Distributors 0.8%
LKQ Corp. (A)	2,006,979	100,991,183
Hotels, restaurants and leisure 0.6%
Las Vegas Sands Corp. (A)	1,916,035	70,126,881
Household durables 2.7%
Lennar Corp., A Shares	758,970	71,100,310
Mohawk Industries, Inc. (A)	634,164	112,500,694
Sony Group Corp., ADR	1,314,636	145,372,449
Leisure products 0.4%
Polaris, Inc.	390,302	46,703,537
Multiline retail 0.4%
Kohl’s Corp.	1,169,066	55,051,318
Specialty retail 3.4%
AutoZone, Inc. (A)	158,716	269,498,181
Lowe’s Companies, Inc.	380,565	77,201,416
The TJX Companies, Inc.	1,121,266	73,981,131
Textiles, apparel and luxury goods 0.7%
Tapestry, Inc.	2,432,300	90,043,746
Consumer staples 1.6%		196,115,675
Beverages 1.0%
Coca-Cola Europacific Partners PLC	2,118,257	117,118,430
8	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	2,279,205	$78,997,245
Energy 8.6%		1,065,722,186
Energy equipment and services 0.9%
Schlumberger NV	3,915,647	116,059,777
Oil, gas and consumable fuels 7.7%
Canadian Natural Resources, Ltd.	3,054,272	111,603,099
ConocoPhillips	4,405,078	298,532,136
EOG Resources, Inc.	1,668,797	133,954,335
HollyFrontier Corp.	1,784,591	59,123,500
Marathon Petroleum Corp.	3,106,886	192,036,624
Pioneer Natural Resources Company	927,348	154,412,715
Financials 21.2%		2,609,578,505
Banks 11.1%
Bank of America Corp.	5,654,576	240,036,751
Citigroup, Inc.	2,720,419	190,919,005
Fifth Third Bancorp	2,295,350	97,414,654
JPMorgan Chase & Co.	2,517,106	412,025,083
Truist Financial Corp.	2,913,674	170,886,980
Wells Fargo & Company	5,564,534	258,250,023
Capital markets 2.7%
The Charles Schwab Corp.	2,295,561	167,208,663
The Goldman Sachs Group, Inc.	447,547	169,186,192
Consumer finance 1.4%
Capital One Financial Corp.	1,069,551	173,235,175
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	1,257,749	343,290,012
Insurance 3.2%
American International Group, Inc.	1,493,477	81,976,953
Chubb, Ltd.	743,599	128,999,555
Everest Re Group, Ltd.	336,932	84,495,807
The Progressive Corp.	1,013,980	91,653,652
Health care 17.2%		2,119,509,314
Biotechnology 1.1%
AbbVie, Inc.	1,199,541	129,394,488
Health care providers and services 7.3%
AmerisourceBergen Corp.	838,054	100,105,550
Centene Corp. (A)	2,000,781	124,668,664
Cigna Corp.	1,155,178	231,220,428
CVS Health Corp.	1,432,249	121,540,650
McKesson Corp.	521,640	104,004,583
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

	Shares	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	571,566	$223,333,699
Life sciences tools and services 2.0%
Avantor, Inc. (A)	3,863,036	157,998,172
ICON PLC (A)	360,825	94,543,367
Pharmaceuticals 6.8%
Bristol-Myers Squibb Company	1,840,062	108,876,469
Johnson & Johnson	2,297,993	371,125,870
Novartis AG, ADR	1,127,697	92,223,061
Pfizer, Inc.	3,748,045	161,203,415
Sanofi, ADR	2,059,135	99,270,898
Industrials 12.9%		1,590,972,612
Aerospace and defense 2.3%
General Dynamics Corp.	886,738	173,827,250
Howmet Aerospace, Inc.	3,698,593	115,396,102
Building products 0.8%
Allegion PLC	304,663	40,270,355
Owens Corning	713,735	61,024,343
Electrical equipment 1.9%
Eaton Corp. PLC	1,211,382	180,871,446
Vertiv Holdings Company	1,987,798	47,886,054
Machinery 4.8%
Allison Transmission Holdings, Inc.	980,690	34,637,971
Caterpillar, Inc.	583,454	112,005,664
Deere & Company	480,732	161,078,871
Dover Corp.	458,241	71,256,476
Otis Worldwide Corp.	1,440,490	118,523,517
Wabtec Corp.	1,031,025	88,884,665
Road and rail 1.8%
Canadian National Railway Company	1,097,340	126,907,371
Union Pacific Corp.	485,817	95,224,990
Trading companies and distributors 1.3%
United Rentals, Inc. (A)	464,986	163,177,537
Information technology 15.8%		1,944,655,152
Communications equipment 2.5%
Cisco Systems, Inc.	5,617,861	305,780,174
IT services 3.3%
Cognizant Technology Solutions Corp., Class A	998,645	74,109,445
Fidelity National Information Services, Inc.	1,317,696	160,337,249
FleetCor Technologies, Inc. (A)	321,741	84,061,271
Global Payments, Inc.	593,728	93,559,658
10	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 7.4%
Applied Materials, Inc.	1,372,572	$176,691,194
KLA Corp.	250,007	83,629,842
Lam Research Corp.	194,776	110,856,760
Micron Technology, Inc.	2,629,164	186,618,061
NXP Semiconductors NV	511,464	100,180,454
Qorvo, Inc. (A)	532,688	89,060,107
QUALCOMM, Inc.	1,319,894	170,239,928
Software 2.1%
NortonLifeLock, Inc.	3,201,944	81,009,183
Oracle Corp.	1,018,905	88,777,193
SS&C Technologies Holdings, Inc.	1,219,163	84,609,912
Technology hardware, storage and peripherals 0.5%
NetApp, Inc.	614,246	55,134,721
Materials 3.6%		441,513,299
Chemicals 2.5%
Axalta Coating Systems, Ltd. (A)	3,732,352	108,947,355
DuPont de Nemours, Inc.	2,836,692	192,866,689
Construction materials 0.6%
CRH PLC, ADR	1,702,267	79,563,960
Metals and mining 0.5%
Newmont Corp.	1,107,464	60,135,295
Utilities 1.6%		202,064,698
Multi-utilities 1.6%
CenterPoint Energy, Inc.	4,196,986	103,245,856
Dominion Energy, Inc.	1,353,312	98,818,842

	Yield (%)	Shares	Value
Short-term investments 1.5%			$178,818,519
(Cost $178,818,519)
Short-term funds 1.5%			178,818,519
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	178,818,519	178,818,519

Total investments (Cost $8,983,637,246) 99.9%	$12,312,339,801
Other assets and liabilities, net 0.1%	16,621,409
Total net assets 100.0%	$12,328,961,210

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $9,052,200,772. Net unrealized appreciation aggregated to $3,260,139,029, of which $3,406,514,546 related to gross unrealized appreciation and $146,375,517 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $8,983,637,246)	$12,312,339,801
Dividends and interest receivable	8,633,344
Receivable for fund shares sold	24,564,712
Receivable for investments sold	12,441,614
Other assets	491,408
Total assets	12,358,470,879
Liabilities
Due to custodian	272,790
Payable for investments purchased	4,716
Payable for fund shares repurchased	26,430,680
Payable to affiliates
Accounting and legal services fees	575,768
Transfer agent fees	679,173
Distribution and service fees	15,953
Trustees’ fees	36
Other liabilities and accrued expenses	1,530,553
Total liabilities	29,509,669
Net assets	$12,328,961,210
Net assets consist of
Paid-in capital	$7,451,760,708
Total distributable earnings (loss)	4,877,200,502
Net assets	$12,328,961,210

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,084,352,893 ÷ 42,429,364 shares)[1]	$25.56
Class C ($119,849,622 ÷ 5,050,979 shares)[1]	$23.73
Class I ($5,685,662,974 ÷ 230,271,905 shares)	$24.69
Class R2 ($46,279,716 ÷ 1,880,518 shares)	$24.61
Class R4 ($58,065,872 ÷ 2,352,345 shares)	$24.68
Class R5 ($36,110,998 ÷ 1,458,878 shares)	$24.75
Class R6 ($3,887,262,819 ÷ 157,040,315 shares)	$24.75
Class NAV ($1,411,376,316 ÷ 56,990,583 shares)	$24.77
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	13

STATEMENT OF OPERATIONS For the six months ended 9-30-21 (unaudited)

Investment income
Dividends	$92,596,628
Interest	25,321
Less foreign taxes withheld	(551,115)
Total investment income	92,070,834
Expenses
Investment management fees	41,756,236
Distribution and service fees	2,283,741
Accounting and legal services fees	921,129
Transfer agent fees	4,244,603
Trustees’ fees	118,792
Custodian fees	678,544
State registration fees	126,438
Printing and postage	311,830
Professional fees	103,735
Other	260,210
Total expenses	50,805,258
Less expense reductions	(605,068)
Net expenses	50,200,190
Net investment income	41,870,644
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	943,461,800
943,461,800
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(549,472,621)
(549,472,621)
Net realized and unrealized gain	393,989,179
Increase in net assets from operations	$435,859,823
14	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$41,870,644	$143,838,337
Net realized gain	943,461,800	841,295,970
Change in net unrealized appreciation (depreciation)	(549,472,621)	5,008,519,540
Increase in net assets resulting from operations	435,859,823	5,993,653,847
Distributions to shareholders
From earnings
Class A	—	(11,834,034)
Class C	—	(970,155)
Class I	—	(98,239,369)
Class R2	—	(708,389)
Class R4	—	(1,066,824)
Class R5	—	(700,529)
Class R6	—	(62,585,555)
Class NAV	—	(21,522,877)
Total distributions	—	(197,627,732)
From fund share transactions	(384,204,052)	(4,125,193,544)
Total increase	51,655,771	1,670,832,571
Net assets
Beginning of period	12,277,305,439	10,606,472,868
End of period	$12,328,961,210	$12,277,305,439
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

Financial highlights
CLASS A SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.73	$15.18	$20.25	$22.11	$20.71	$17.64
Net investment income[2]	0.05	0.18	0.30	0.26	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.78	9.65	(4.20)	(0.28)	2.39	3.08
Total from investment operations	0.83	9.83	(3.90)	(0.02)	2.59	3.26
Less distributions
From net investment income	—	(0.28)	(0.25)	(0.23)	(0.18)	(0.19)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.28)	(1.17)	(1.84)	(1.19)	(0.19)
Net asset value, end of period	$25.56	$24.73	$15.18	$20.25	$22.11	$20.71
Total return (%)[3,4]	3.36[5]	65.19	(20.99)	0.45	12.42	18.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1,084	$1,037	$731	$1,092	$1,289	$1,449
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.07	1.07	1.06	1.06	1.07
Expenses including reductions	1.06[6]	1.07	1.06	1.05	1.05	1.06
Net investment income	0.40[6]	0.94	1.44	1.18	0.92	0.96
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.05	$14.17	$18.98	$20.82	$19.57	$16.69
Net investment income (loss)[2]	(0.04)	0.03	0.13	0.09	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.72	9.00	(3.92)	(0.26)	2.25	2.91
Total from investment operations	0.68	9.03	(3.79)	(0.17)	2.28	2.94
Less distributions
From net investment income	—	(0.15)	(0.10)	(0.06)	(0.02)	(0.06)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.15)	(1.02)	(1.67)	(1.03)	(0.06)
Net asset value, end of period	$23.73	$23.05	$14.17	$18.98	$20.82	$19.57
Total return (%)[3,4]	2.95[5]	63.90	(21.51)	(0.35)	11.58	17.61
Ratios and supplemental data
Net assets, end of period (in millions)	$120	$135	$140	$235	$275	$293
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[6]	1.82	1.82	1.81	1.81	1.82
Expenses including reductions	1.81[6]	1.82	1.81	1.80	1.80	1.81
Net investment income (loss)	(0.35)[6]	0.19	0.67	0.43	0.16	0.18
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

CLASS I SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.86	$14.65	$19.58	$21.45	$20.12	$17.14
Net investment income[2]	0.08	0.22	0.34	0.30	0.25	0.22
Net realized and unrealized gain (loss) on investments	0.75	9.32	(4.05)	(0.27)	2.32	3.00
Total from investment operations	0.83	9.54	(3.71)	0.03	2.57	3.22
Less distributions
From net investment income	—	(0.33)	(0.30)	(0.29)	(0.23)	(0.24)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.33)	(1.22)	(1.90)	(1.24)	(0.24)
Net asset value, end of period	$24.69	$23.86	$14.65	$19.58	$21.45	$20.12
Total return (%)[3]	3.48[4]	65.58	(20.77)	0.64	12.71	18.80
Ratios and supplemental data
Net assets, end of period (in millions)	$5,686	$5,618	$5,250	$7,399	$6,988	$7,540
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[5]	0.82	0.82	0.82	0.81	0.81
Expenses including reductions	0.81[5]	0.82	0.81	0.81	0.80	0.80
Net investment income	0.65[5]	1.18	1.69	1.43	1.17	1.18
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.83	$14.63	$19.57	$21.43	$20.10	$17.13
Net investment income[2]	0.03	0.15	0.23	0.22	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.75	9.31	(4.03)	(0.27)	2.33	2.99
Total from investment operations	0.78	9.46	(3.80)	(0.05)	2.49	3.13
Less distributions
From net investment income	—	(0.26)	(0.22)	(0.20)	(0.15)	(0.16)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.26)	(1.14)	(1.81)	(1.16)	(0.16)
Net asset value, end of period	$24.61	$23.83	$14.63	$19.57	$21.43	$20.10
Total return (%)[3]	3.27[4]	64.94	(21.08)	0.24	12.30	18.32
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$55	$42	$102	$135	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.21	1.21	1.21	1.21	1.21
Expenses including reductions	1.19[5]	1.20	1.20	1.20	1.20	1.21
Net investment income	0.26[5]	0.80	1.17	1.02	0.76	0.78
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS R4 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.87	$14.65	$19.59	$21.45	$20.12	$17.14
Net investment income[2]	0.06	0.20	0.30	0.27	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.75	9.32	(4.05)	(0.27)	2.32	3.00
Total from investment operations	0.81	9.52	(3.75)	—	2.54	3.19
Less distributions
From net investment income	—	(0.30)	(0.27)	(0.25)	(0.20)	(0.21)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.30)	(1.19)	(1.86)	(1.21)	(0.21)
Net asset value, end of period	$24.68	$23.87	$14.65	$19.59	$21.45	$20.12
Total return (%)[3]	3.39[4]	65.34	(20.87)	0.52	12.54	18.63
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$62	$74	$143	$231	$286
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.06	1.06	1.06	1.06	1.07
Expenses including reductions	0.95[5]	0.95	0.95	0.95	0.95	0.96
Net investment income	0.51[5]	1.06	1.50	1.26	1.02	1.03
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.91	$14.67	$19.62	$21.48	$20.15	$17.16
Net investment income[2]	0.09	0.23	0.34	0.31	0.26	0.23
Net realized and unrealized gain (loss) on investments	0.75	9.35	(4.06)	(0.26)	2.32	3.00
Total from investment operations	0.84	9.58	(3.72)	0.05	2.58	3.23
Less distributions
From net investment income	—	(0.34)	(0.31)	(0.30)	(0.24)	(0.24)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.34)	(1.23)	(1.91)	(1.25)	(0.24)
Net asset value, end of period	$24.75	$23.91	$14.67	$19.62	$21.48	$20.15
Total return (%)[3]	3.51[4]	65.67	(20.74)	0.75	12.73	18.88
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$40	$61	$166	$198	$200
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.76	0.76	0.76	0.76	0.76
Expenses including reductions	0.75[5]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.71[5]	1.24	1.70	1.48	1.22	1.27
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS R6 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.91	$14.67	$19.61	$21.48	$20.14	$17.16
Net investment income[2]	0.10	0.24	0.36	0.32	0.27	0.24
Net realized and unrealized gain (loss) on investments	0.74	9.35	(4.06)	(0.27)	2.33	3.00
Total from investment operations	0.84	9.59	(3.70)	0.05	2.60	3.24
Less distributions
From net investment income	—	(0.35)	(0.32)	(0.31)	(0.25)	(0.26)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.35)	(1.24)	(1.92)	(1.26)	(0.26)
Net asset value, end of period	$24.75	$23.91	$14.67	$19.61	$21.48	$20.14
Total return (%)[3]	3.51[4]	65.74	(20.66)	0.76	12.84	18.97
Ratios and supplemental data
Net assets, end of period (in millions)	$3,887	$3,844	$3,369	$4,584	$4,564	$3,077
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.71	0.71	0.71	0.71	0.72
Expenses including reductions	0.70[5]	0.71	0.70	0.70	0.70	0.69
Net investment income	0.76[5]	1.30	1.81	1.54	1.25	1.27
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.92	$14.68	$19.62	$21.49	$20.15	$17.16
Net investment income[2]	0.10	0.25	0.36	0.33	0.27	0.24
Net realized and unrealized gain (loss) on investments	0.75	9.34	(4.06)	(0.28)	2.34	3.01
Total from investment operations	0.85	9.59	(3.70)	0.05	2.61	3.25
Less distributions
From net investment income	—	(0.35)	(0.32)	(0.31)	(0.26)	(0.26)
From net realized gain	—	—	(0.92)	(1.61)	(1.01)	—
Total distributions	—	(0.35)	(1.24)	(1.92)	(1.27)	(0.26)
Net asset value, end of period	$24.77	$23.92	$14.68	$19.62	$21.49	$20.15
Total return (%)[3]	3.55[4]	65.71	(20.64)	0.77	12.85	18.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1,411	$1,486	$887	$1,105	$1,219	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.70	0.70	0.70	0.70	0.70
Expenses including reductions	0.69[5]	0.70	0.69	0.69	0.69	0.69
Net investment income	0.76[5]	1.31	1.83	1.54	1.28	1.27
Portfolio turnover (%)	22	55	88	69	45	65

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
24	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2021 were $27,560.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
26	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Through September 30, 2021, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.725% of the next $500 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets; (d) 0.675% of the next $1 billion of the fund’s average daily net assets; (e) 0.650% of the next $10 billion of the fund’s average daily net assets; and (f) 0.625% of the fund’s average daily net assets in excess of $12.5 billion. A new management fee became effective on October 1, 2021 and is equivalent to an annual rate of (a) 0.700% of the first $500 million of the fund’s average daily net assets; (b) 0.675% of the next $500 million of the fund’s average daily net assets; (c) 0.650% of the next $500 million of the fund’s average daily net assets; (d) 0.625% of the next $1 billion of the fund’s average daily net assets; (e) 0.600% of the next $10 billion of the fund’s average daily net assets; and (f) 0.575% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$50,002
Class C	5,992
Class I	265,333
Class R2	2,419
Class R4	2,822
Class	Expense reduction
Class R5	$1,808
Class R6	178,193
Class NAV	67,396
Total	$573,965

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $31,103 for Class R4 shares for the six months ended September 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $650,989 for the six months ended September 30, 2021. Of this amount, $100,764 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $550,225 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2021, CDSCs received by the Distributor amounted to $688 and $3,233 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
28	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended September 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,375,821	$629,828
Class C	660,610	75,668
Class I	—	3,342,844
Class R2	129,366	2,579
Class R4	108,704	3,012
Class R5	9,240	1,917
Class R6	—	188,755
Total	$2,283,741	$4,244,603
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$55,500,000	1	0.655%	($1,010)
Lender	7,700,000	1	0.550%	118
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,543,104	$118,273,962	8,187,313	$161,642,817
Distributions reinvested	—	—	531,956	11,256,191
Repurchased	(4,063,253)	(105,844,007)	(14,936,801)	(282,828,069)
Net increase (decrease)	479,851	$12,429,955	(6,217,532)	$(109,929,061)
Class B shares
Sold	—	—	1,216	$19,172
Repurchased	—	—	(137,308)	(2,339,634)
Net decrease	—	—	(136,092)	$(2,320,462)
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	227,411	$5,493,557	389,798	$7,302,308
Distributions reinvested	—	—	47,041	930,006
Repurchased	(1,022,308)	(24,708,039)	(4,468,957)	(80,885,979)
Net decrease	(794,897)	$(19,214,482)	(4,032,118)	$(72,653,665)
Class I shares
Sold	28,286,598	$709,395,191	86,165,736	$1,596,450,463
Distributions reinvested	—	—	4,033,819	82,330,246
Repurchased	(33,448,274)	(840,104,804)	(213,208,859)	(4,149,349,799)
Net decrease	(5,161,676)	$(130,709,613)	(123,009,304)	$(2,470,569,090)
Class I2 shares
Sold	—	—	181,930	$3,209,025
Repurchased	—	—	(2,362,340)	(43,819,297)
Net decrease	—	—	(2,180,410)	$(40,610,272)
Class R1 shares
Sold	—	—	74,561	$1,236,411
Repurchased	—	—	(777,154)	(14,048,114)
Net decrease	—	—	(702,593)	$(12,811,703)
Class R2 shares
Sold	202,606	$5,056,649	1,531,138	$28,452,059
Distributions reinvested	—	—	26,559	541,803
Repurchased	(635,848)	(15,968,855)	(2,137,192)	(41,125,478)
Net decrease	(433,242)	$(10,912,206)	(579,495)	$(12,131,616)
Class R3 shares
Sold	—	—	46,238	$797,795
Repurchased	—	—	(687,654)	(12,230,909)
Net decrease	—	—	(641,416)	$(11,433,114)
Class R4 shares
Sold	225,578	$5,680,284	611,151	$11,317,565
Distributions reinvested	—	—	52,244	1,066,824
Repurchased	(458,925)	(11,448,364)	(3,097,478)	(60,354,806)
Net decrease	(233,347)	$(5,768,080)	(2,434,083)	$(47,970,417)
30	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	143,526	$3,595,481	600,026	$11,197,894
Distributions reinvested	—	—	34,186	699,102
Repurchased	(361,682)	(9,080,918)	(3,134,822)	(58,126,506)
Net decrease	(218,156)	$(5,485,437)	(2,500,610)	$(46,229,510)
Class R6 shares
Sold	19,560,980	$492,009,240	36,332,826	$691,270,101
Distributions reinvested	—	—	2,865,844	58,577,852
Repurchased	(23,300,124)	(586,635,340)	(108,023,355)	(2,062,163,285)
Net decrease	(3,739,144)	$(94,626,100)	(68,824,685)	$(1,312,315,332)
Class NAV shares
Sold	1,284,580	$32,317,140	8,778,856	$155,844,779
Distributions reinvested	—	—	1,052,463	21,522,877
Repurchased	(6,422,640)	(162,235,229)	(8,105,073)	(163,586,958)
Net increase (decrease)	(5,138,060)	$(129,918,089)	1,726,246	$13,780,698
Total net decrease	(15,238,671)	$(384,204,052)	(209,532,092)	$(4,125,193,544)
Affiliates of the fund owned 87% of shares of Class NAV on September 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class I2, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,186,076
Class I2 shares as Class I shares	October 9, 2020	$42,807,288
Class R1 shares as Class R2 shares	October 23, 2020	$10,501,493
Class R3 shares as Class R2 shares	October 9, 2020	$8,937,799
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,699,334,687 and $3,053,466,945, respectively, for the six months ended September 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
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Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2021, funds within the John Hancock group of funds complex held 9.7% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
32	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
34	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-, three- and five-year periods and outperformed its peer group median for the ten-year period ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
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The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
36	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
38	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
Stephanie T. McGirr
David J. Pyle, CFA
Joshua White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1860906	340SA 9/21
11/2021

Semiannual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
September 30, 2021

A message to shareholders
Dear shareholder,
U.S. stocks finished the six months ended September 30, 2021, with a gain, despite late-period volatility. Strong corporate earnings, a broadening economic recovery, positive vaccination trends, and low interest rates lifted returns earlier in the period; however, mounting inflation and supply chain concerns hampered returns in September. News that the U.S. Federal Reserve might reduce its bond buying by year end, legislative wrangling around a new infrastructure-spending bill and debt ceiling deadline, a late period rise in interest rates, and the continued spread of the Delta variant of COVID-19 were added headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
14	Financial statements
17	Financial highlights
23	Notes to financial statements
31	Evaluation of advisory and subadvisory agreements by the Board of Trustees
38	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
Fifth Third Bancorp	2.3
Ameriprise Financial, Inc.	2.1
Huntington Bancshares, Inc.	1.8
AutoZone, Inc.	1.7
KeyCorp	1.6
Dover Corp.	1.6
Eaton Corp. PLC	1.4
Discover Financial Services	1.4
TE Connectivity, Ltd.	1.3
East West Bancorp, Inc.	1.3
TOTAL	16.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	36.01	9.64	14.04	-1.54	58.46	272.07
Class C	41.10	9.95	13.76	2.28	60.65	263.10
Class I1	43.54	11.04	14.94	3.78	68.84	302.28
Class R2[1,2]	42.97	10.62	14.48	3.60	65.62	286.71
Class R4[1,2]	43.34	10.88	14.72	3.70	67.63	294.73
Class R6[1]	43.65	11.16	15.04	3.85	69.73	305.96
Index†	42.40	10.59	13.93	4.59	65.44	268.57
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.12	1.87	0.87	1.26	1.11	0.76
Net (%)	1.11	1.86	0.86	1.25	1.00	0.75
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Value Index.
See the following page for footnotes.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	9-30-11	36,310	36,310	36,857
Class I1	9-30-11	40,228	40,228	36,857
Class R2[1,2]	9-30-11	38,671	38,671	36,857
Class R4[1,2]	9-30-11	39,473	39,473	36,857
Class R6[1]	9-30-11	40,596	40,596	36,857
The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R2 and Class R4 shares were first offered on 3-1-12 and 7-2-13, respectively; Returns shown prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,036.30	$5.62	1.10%
	Hypothetical example	1,000.00	1,019.60	5.57	1.10%
Class C	Actual expenses/actual returns	1,000.00	1,032.80	9.43	1.85%
	Hypothetical example	1,000.00	1,015.80	9.35	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,037.80	4.34	0.85%
	Hypothetical example	1,000.00	1,020.80	4.31	0.85%
Class R2	Actual expenses/actual returns	1,000.00	1,036.00	6.33	1.24%
	Hypothetical example	1,000.00	1,018.90	6.28	1.24%
Class R4	Actual expenses/actual returns	1,000.00	1,037.00	5.06	0.99%
	Hypothetical example	1,000.00	1,020.10	5.01	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,038.50	3.78	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 97.8%		$18,766,101,174
(Cost $13,306,997,242)
Communication services 1.9%		360,521,220
Entertainment 1.0%
Activision Blizzard, Inc.	1,112,039	86,060,698
Live Nation Entertainment, Inc. (A)	1,045,229	95,251,719
Interactive media and services 0.3%
Yelp, Inc. (A)	1,707,326	63,580,820
Media 0.6%
TEGNA, Inc.	5,863,488	115,627,983
Consumer discretionary 13.4%		2,576,900,413
Auto components 1.0%
Gentex Corp.	2,806,295	92,551,609
Lear Corp.	628,065	98,279,611
Automobiles 0.8%
Harley-Davidson, Inc.	4,401,020	161,121,342
Distributors 0.6%
LKQ Corp. (A)	2,107,217	106,035,159
Hotels, restaurants and leisure 3.7%
Carnival Corp. (A)	1,081,595	27,050,691
Darden Restaurants, Inc.	622,739	94,326,276
Expedia Group, Inc. (A)	647,810	106,176,059
International Game Technology PLC (A)	1,907,527	50,206,111
Las Vegas Sands Corp. (A)	2,092,766	76,595,236
Marriott International, Inc., Class A (A)	740,119	109,604,223
Norwegian Cruise Line Holdings, Ltd. (A)	982,010	26,229,487
Royal Caribbean Cruises, Ltd. (A)	319,774	28,443,897
Travel + Leisure Company	1,307,982	71,324,258
Wyndham Hotels & Resorts, Inc.	1,659,171	128,071,409
Household durables 2.0%
Mohawk Industries, Inc. (A)	840,053	149,025,402
Tempur Sealy International, Inc.	1,678,626	77,905,033
Whirlpool Corp.	815,092	166,164,655
Leisure products 1.7%
Callaway Golf Company (A)	1,984,040	54,819,025
Hasbro, Inc.	1,583,191	141,252,301
Polaris, Inc.	1,079,502	129,173,209
Specialty retail 3.6%
AutoZone, Inc. (A)	189,593	321,927,018
Best Buy Company, Inc.	503,653	53,241,159
Foot Locker, Inc.	1,685,908	76,978,559
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ross Stores, Inc.	1,072,176	$116,706,358
Ulta Beauty, Inc. (A)	315,007	113,692,326
Consumer staples 1.8%		345,637,445
Beverages 0.8%
Coca-Cola Europacific Partners PLC	2,784,231	153,940,132
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	3,424,852	118,705,370
Food products 0.4%
Nomad Foods, Ltd. (A)	2,648,474	72,991,943
Energy 7.2%		1,374,265,379
Energy equipment and services 2.6%
ChampionX Corp. (A)	4,741,277	106,014,954
Halliburton Company	5,209,501	112,629,412
Helmerich & Payne, Inc.	2,768,296	75,878,993
Schlumberger NV	7,019,374	208,054,245
Oil, gas and consumable fuels 4.6%
ConocoPhillips	3,279,570	222,256,459
Diamondback Energy, Inc.	1,582,204	149,787,253
HollyFrontier Corp.	2,851,006	94,453,829
Marathon Petroleum Corp.	2,751,152	170,048,705
Pioneer Natural Resources Company	922,471	153,600,646
Valero Energy Corp.	1,155,461	81,540,883
Financials 18.7%		3,590,568,989
Banks 8.3%
East West Bancorp, Inc.	3,230,766	250,513,596
Fifth Third Bancorp	10,370,130	440,108,319
Huntington Bancshares, Inc.	22,652,896	350,213,772
KeyCorp	14,135,030	305,599,349
Truist Financial Corp.	4,235,075	248,387,149
Capital markets 2.6%
Ameriprise Financial, Inc.	1,526,935	403,294,072
State Street Corp.	1,171,356	99,237,280
Consumer finance 2.7%
Capital One Financial Corp.	614,883	99,592,600
Discover Financial Services	2,116,696	260,036,104
SLM Corp.	3,822,939	67,283,726
Synchrony Financial	1,912,405	93,478,356
Insurance 4.8%
Aflac, Inc.	1,429,698	74,530,157
Alleghany Corp. (A)	256,501	160,161,789
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

	Shares	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	2,946,133	$161,713,240
Aon PLC, Class A	483,060	138,044,056
Everest Re Group, Ltd.	617,724	154,912,825
Globe Life, Inc.	1,096,628	97,632,791
RenaissanceRe Holdings, Ltd.	426,685	59,479,889
The Travelers Companies, Inc.	502,940	76,451,909
Thrifts and mortgage finance 0.3%
Essent Group, Ltd.	1,133,788	49,898,010
Health care 9.2%		1,761,744,318
Health care equipment and supplies 1.3%
Boston Scientific Corp. (A)	1,654,620	71,793,962
Zimmer Biomet Holdings, Inc.	1,241,976	181,775,607
Health care providers and services 5.4%
AmerisourceBergen Corp.	1,452,889	173,547,591
Centene Corp. (A)	1,963,785	122,363,443
Cigna Corp.	333,262	66,705,722
HCA Healthcare, Inc.	573,364	139,166,910
Humana, Inc.	418,112	162,708,285
Laboratory Corp. of America Holdings (A)	264,264	74,374,460
Molina Healthcare, Inc. (A)	396,847	107,668,560
Universal Health Services, Inc., Class B	1,327,401	183,672,476
Life sciences tools and services 2.2%
Avantor, Inc. (A)	4,712,269	192,731,802
ICON PLC (A)	908,182	237,961,848
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (A)	363,057	47,273,652
Industrials 20.5%		3,932,188,638
Aerospace and defense 6.2%
BWX Technologies, Inc.	2,079,006	111,975,263
Curtiss-Wright Corp.	716,574	90,417,307
General Dynamics Corp.	686,190	134,513,826
Hexcel Corp. (A)	2,184,564	129,741,256
Howmet Aerospace, Inc.	5,835,576	182,069,971
Huntington Ingalls Industries, Inc.	509,425	98,349,591
L3Harris Technologies, Inc.	696,384	153,371,612
Maxar Technologies, Inc.	1,998,674	56,602,448
Textron, Inc.	3,378,043	235,821,182
Air freight and logistics 0.5%
Expeditors International of Washington, Inc.	751,368	89,510,470
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Airlines 0.9%
Alaska Air Group, Inc. (A)	2,102,156	$123,186,342
Southwest Airlines Company (A)	1,174,286	60,393,529
Building products 1.4%
Advanced Drainage Systems, Inc.	379,106	41,007,896
Masco Corp.	1,548,290	86,007,510
Owens Corning	945,981	80,881,376
Resideo Technologies, Inc. (A)	2,698,782	66,902,806
Electrical equipment 3.5%
AMETEK, Inc.	1,930,780	239,436,028
Eaton Corp. PLC	1,823,783	272,309,040
Sensata Technologies Holding PLC (A)	1,206,804	66,036,315
Vertiv Holdings Company	3,750,532	90,350,316
Machinery 4.7%
Allison Transmission Holdings, Inc.	1,187,250	41,933,670
Altra Industrial Motion Corp.	1,690,918	93,592,311
Dover Corp.	1,934,008	300,738,244
ITT, Inc.	1,641,161	140,877,260
Oshkosh Corp.	1,363,317	139,562,761
Parker-Hannifin Corp.	633,632	177,176,180
Professional services 2.8%
ASGN, Inc. (A)	1,357,475	153,584,722
Leidos Holdings, Inc.	1,300,369	125,004,472
Robert Half International, Inc.	1,682,506	168,805,827
Science Applications International Corp.	1,005,147	86,000,377
Road and rail 0.5%
Norfolk Southern Corp.	401,374	96,028,730
Information technology 9.0%		1,735,189,873
Communications equipment 0.3%
CommScope Holding Company, Inc. (A)	3,612,470	49,093,467
Electronic equipment, instruments and components 1.8%
Flex, Ltd. (A)	4,821,580	85,245,534
TE Connectivity, Ltd.	1,860,177	255,253,488
IT services 1.5%
Cognizant Technology Solutions Corp., Class A	1,062,482	78,846,789
EVERTEC, Inc.	2,584,322	118,155,202
Global Payments, Inc.	562,468	88,633,707
Semiconductors and semiconductor equipment 2.7%
KLA Corp.	229,461	76,756,999
NXP Semiconductors NV	1,135,675	222,444,662
Qorvo, Inc. (A)	1,357,152	226,902,243
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value
Information technology (continued)
Software 1.1%
NortonLifeLock, Inc.	4,951,672	$125,277,302
SS&C Technologies Holdings, Inc.	1,383,467	96,012,610
Technology hardware, storage and peripherals 1.6%
NetApp, Inc.	1,473,550	132,265,848
Western Digital Corp. (A)	2,166,478	122,276,018
Xerox Holdings Corp.	2,876,847	58,026,004
Materials 4.9%		942,694,807
Chemicals 3.9%
Axalta Coating Systems, Ltd. (A)	2,647,290	77,274,395
Corteva, Inc.	3,260,190	137,188,795
DuPont de Nemours, Inc.	2,229,918	151,612,125
FMC Corp.	1,879,203	172,059,827
Ingevity Corp. (A)	772,616	55,141,604
PPG Industries, Inc.	610,892	87,363,665
The Mosaic Company	2,155,267	76,986,137
Containers and packaging 1.0%
Avery Dennison Corp.	356,333	73,835,761
Crown Holdings, Inc.	1,103,716	111,232,498
Real estate 7.5%		1,436,225,431
Equity real estate investment trusts 7.5%
American Homes 4 Rent, Class A	2,917,100	111,199,852
Cousins Properties, Inc.	2,907,576	108,423,509
CyrusOne, Inc.	1,227,548	95,024,491
Duke Realty Corp.	3,559,941	170,414,376
Equity Residential	2,227,798	180,273,414
Essex Property Trust, Inc.	418,599	133,842,844
Healthpeak Properties, Inc.	2,949,574	98,751,738
Kilroy Realty Corp.	1,423,056	94,220,538
Lamar Advertising Company, Class A	823,903	93,471,795
Regency Centers Corp.	2,454,611	165,268,959
Welltower, Inc.	2,249,198	185,333,915
Utilities 3.7%		710,164,661
Electric utilities 1.9%
American Electric Power Company, Inc.	892,490	72,452,338
Edison International	2,298,107	127,475,995
Entergy Corp.	1,685,559	167,392,864
Multi-utilities 1.8%
CenterPoint Energy, Inc.	9,603,023	236,234,366
DTE Energy Company	954,338	106,609,098

12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.2%			$414,050,261
(Cost $414,050,261)
Short-term funds 2.2%			414,050,261
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	414,050,261	414,050,261

Total investments (Cost $13,721,047,503) 100.0%	$19,180,151,435
Other assets and liabilities, net 0.0%	7,697,156
Total net assets 100.0%	$19,187,848,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $13,835,279,165. Net unrealized appreciation aggregated to $5,344,872,270, of which $5,525,463,976 related to gross unrealized appreciation and $180,591,706 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $13,721,047,503)	$19,180,151,435
Dividends and interest receivable	20,147,085
Receivable for fund shares sold	34,922,907
Receivable for securities lending income	296
Other assets	661,983
Total assets	19,235,883,706
Liabilities
Payable for investments purchased	30,553,476
Payable for fund shares repurchased	13,429,284
Payable to affiliates
Accounting and legal services fees	862,537
Transfer agent fees	1,377,360
Distribution and service fees	31,698
Trustees’ fees	73
Other liabilities and accrued expenses	1,780,687
Total liabilities	48,035,115
Net assets	$19,187,848,591
Net assets consist of
Paid-in capital	$12,517,896,731
Total distributable earnings (loss)	6,669,951,860
Net assets	$19,187,848,591

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,334,869,475 ÷ 50,851,306 shares)[1]	$26.25
Class C ($74,462,792 ÷ 2,845,560 shares)[1]	$26.17
Class I ($13,336,337,027 ÷ 485,130,395 shares)	$27.49
Class R2 ($101,685,070 ÷ 3,722,485 shares)	$27.32
Class R4 ($131,609,952 ÷ 4,796,581 shares)	$27.44
Class R6 ($4,208,884,275 ÷ 153,053,786 shares)	$27.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.63

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-21 (unaudited)

Investment income
Dividends	$136,003,721
Securities lending	137,366
Interest	55,721
Less foreign taxes withheld	(183,375)
Total investment income	136,013,433
Expenses
Investment management fees	66,072,936
Distribution and service fees	2,594,736
Accounting and legal services fees	1,363,876
Transfer agent fees	8,363,339
Trustees’ fees	149,323
Custodian fees	1,002,958
State registration fees	180,769
Printing and postage	329,042
Professional fees	158,591
Other	226,291
Total expenses	80,441,861
Less expense reductions	(916,204)
Net expenses	79,525,657
Net investment income	56,487,776
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	571,953,092
Affiliated investments	4,745
571,957,837
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,983,769
Affiliated investments	24
8,983,793
Net realized and unrealized gain	580,941,630
Increase in net assets from operations	$637,429,406
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$56,487,776	$99,313,813
Net realized gain	571,957,837	951,300,181
Change in net unrealized appreciation (depreciation)	8,983,793	5,855,231,940
Increase in net assets resulting from operations	637,429,406	6,905,845,934
Distributions to shareholders
From earnings
Class A	—	(10,011,633)
Class C	—	(337,541)
Class I	—	(105,682,902)
Class R2	—	(827,271)
Class R4	—	(1,268,379)
Class R6	—	(39,590,248)
Total distributions	—	(157,717,974)
From fund share transactions	1,307,642,826	578,280,006
Total increase	1,945,072,232	7,326,407,966
Net assets
Beginning of period	17,242,776,359	9,916,368,393
End of period	$19,187,848,591	$17,242,776,359
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$25.33	$14.91	$19.08	$22.35	$21.61	$18.49
Net investment income[2]	0.05	0.10	0.14	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments	0.87	10.54	(3.83)	(1.01)	2.11	3.57
Total from investment operations	0.92	10.64	(3.69)	(0.89)	2.18	3.67
Less distributions
From net investment income	—	(0.14)	(0.14)	(0.13)	(0.06)	(0.14)
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	—	(0.22)	(0.48)	(2.38)	(1.44)	(0.55)
Net asset value, end of period	$26.25	$25.33	$14.91	$19.08	$22.35	$21.61
Total return (%)[3,4]	3.63[5]	71.55	(20.06)	(2.98)	10.15	19.96
Ratios and supplemental data
Net assets, end of period (in millions)	$1,335	$1,204	$782	$1,184	$1,547	$2,088
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.12	1.12	1.11	1.11	1.12
Expenses including reductions	1.10[6]	1.11	1.12	1.10	1.10	1.12
Net investment income	0.36[6]	0.52	0.70	0.58	0.30	0.48
Portfolio turnover (%)	11	52[7]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

CLASS C SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$25.34	$14.94	$19.13	$22.42	$21.77	$18.65
Net investment loss[2]	(0.06)	(0.05)	(0.01)	(0.04)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	0.89	10.53	(3.84)	(1.00)	2.13	3.58
Total from investment operations	0.83	10.48	(3.85)	(1.04)	2.03	3.53
Less distributions
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Net asset value, end of period	$26.17	$25.34	$14.94	$19.13	$22.42	$21.77
Total return (%)[3,4]	3.28[5]	70.20	(20.63)	(3.72)	9.35	18.99
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$92	$107	$182	$278	$319
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.87	1.87	1.86	1.86	1.87
Expenses including reductions	1.85[6]	1.86	1.87	1.85	1.85	1.87
Net investment loss	(0.42)[6]	(0.23)	(0.07)	(0.19)	(0.43)	(0.27)
Portfolio turnover (%)	11	52[7]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$26.49	$15.58	$19.91	$23.22	$22.39	$19.14
Net investment income[2]	0.08	0.16	0.20	0.18	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.92	11.02	(4.00)	(1.06)	2.19	3.69
Total from investment operations	1.00	11.18	(3.80)	(0.88)	2.33	3.85
Less distributions
From net investment income	—	(0.19)	(0.19)	(0.18)	(0.12)	(0.19)
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	—	(0.27)	(0.53)	(2.43)	(1.50)	(0.60)
Net asset value, end of period	$27.49	$26.49	$15.58	$19.91	$23.22	$22.39
Total return (%)[3]	3.78[4]	71.97	(19.84)	(2.79)	10.46	20.25
Ratios and supplemental data
Net assets, end of period (in millions)	$13,336	$11,932	$6,349	$7,784	$9,799	$9,512
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.87	0.87	0.88	0.86	0.86
Expenses including reductions	0.85[5]	0.86	0.87	0.87	0.85	0.86
Net investment income	0.61[5]	0.78	0.97	0.82	0.58	0.75
Portfolio turnover (%)	11	52[6]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS R2 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$26.37	$15.53	$19.85	$23.14	$22.32	$19.09
Net investment income[2]	0.03	0.08	0.11	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	0.92	10.96	(3.98)	(1.04)	2.19	3.68
Total from investment operations	0.95	11.04	(3.87)	(0.95)	2.23	3.75
Less distributions
From net investment income	—	(0.12)	(0.11)	(0.09)	(0.03)	(0.11)
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	—	(0.20)	(0.45)	(2.34)	(1.41)	(0.52)
Net asset value, end of period	$27.32	$26.37	$15.53	$19.85	$23.14	$22.32
Total return (%)[3]	3.60[4]	71.23	(20.14)	(3.14)	10.03	19.76
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$106	$77	$131	$188	$216
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.25	1.26	1.27	1.26	1.27
Expenses including reductions	1.24[5]	1.24	1.25	1.26	1.25	1.26
Net investment income	0.20[5]	0.39	0.54	0.41	0.17	0.35
Portfolio turnover (%)	11	52[6]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$26.46	$15.57	$19.90	$23.20	$22.38	$19.13
Net investment income[2]	0.06	0.14	0.17	0.15	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.92	10.99	(4.00)	(1.05)	2.20	3.70
Total from investment operations	0.98	11.13	(3.83)	(0.90)	2.29	3.82
Less distributions
From net investment income	—	(0.16)	(0.16)	(0.15)	(0.09)	(0.16)
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	—	(0.24)	(0.50)	(2.40)	(1.47)	(0.57)
Net asset value, end of period	$27.44	$26.46	$15.57	$19.90	$23.20	$22.38
Total return (%)[3]	3.70[4]	71.69	(19.96)	(2.90)	10.26	20.09
Ratios and supplemental data
Net assets, end of period (in millions)	$132	$130	$55	$74	$97	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.11	1.11	1.12	1.12	1.11
Expenses including reductions	0.99[5]	1.00	1.00	1.01	1.01	1.00
Net investment income	0.46[5]	0.65	0.81	0.68	0.42	0.60
Portfolio turnover (%)	11	52[6]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

CLASS R6 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$26.48	$15.58	$19.90	$23.21	$22.38	$19.13
Net investment income[2]	0.10	0.18	0.23	0.21	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.92	11.01	(4.00)	(1.07)	2.18	3.69
Total from investment operations	1.02	11.19	(3.77)	(0.86)	2.35	3.87
Less distributions
From net investment income	—	(0.21)	(0.21)	(0.20)	(0.14)	(0.21)
From net realized gain	—	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	—	(0.29)	(0.55)	(2.45)	(1.52)	(0.62)
Net asset value, end of period	$27.50	$26.48	$15.58	$19.90	$23.21	$22.38
Total return (%)[3]	3.85[4]	72.06	(19.72)	(2.66)	10.56	20.35
Ratios and supplemental data
Net assets, end of period (in millions)	$4,209	$3,778	$2,546	$2,994	$2,748	$1,774
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]	0.76	0.76	0.77	0.77	0.77
Expenses including reductions	0.74[5]	0.75	0.76	0.76	0.76	0.76
Net investment income	0.71[5]	0.88	1.08	0.96	0.71	0.86
Portfolio turnover (%)	11	52[6]	54	53	53	50

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	23

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2021, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2021 were $37,173.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemptions in-kind and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$60,084
Class C	3,962
Class I	582,968
Class R2	4,886
Class	Expense reduction
Class R4	$6,149
Class R6	190,357
Total	$848,406

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $67,798 for Class R4 shares for the six months ended September 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $708,554 for the six months ended September 30, 2021. Of this amount, $103,120 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $605,434 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2021, CDSCs received by the Distributor amounted to $1,716 and $2,746 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	27

Class level expenses. Class level expenses for the six months ended September 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,654,081	$757,085
Class C	437,760	50,178
Class I	—	7,343,969
Class R2	267,849	5,192
Class R4	235,046	6,519
Class R6	—	200,396
Total	$2,594,736	$8,363,339
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$55,500,000	1	0.655%	$1,010
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,699,133	$205,733,406	13,472,994	$275,798,014
Distributions reinvested	—	—	392,018	8,620,473
Repurchased	(4,392,089)	(117,065,376)	(18,748,352)	(357,054,624)
Net increase (decrease)	3,307,044	$88,668,030	(4,883,340)	$(72,636,137)
Class C shares
Sold	316,258	$8,412,579	600,150	$12,511,177
Distributions reinvested	—	—	15,155	334,157
Repurchased	(1,112,423)	(29,678,295)	(4,152,547)	(83,165,788)
Net decrease	(796,165)	$(21,265,716)	(3,537,242)	$(70,320,454)
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	83,180,926	$2,316,274,650	165,501,257	$3,618,428,209
Distributions reinvested	—	—	3,982,496	91,517,750
Repurchased	(48,489,734)	(1,352,596,217)	(126,485,840)	(2,572,453,814)
Net increase	34,691,192	$963,678,433	42,997,913	$1,137,492,145
Class R2 shares
Sold	373,341	$10,402,109	888,114	$18,487,562
Distributions reinvested	—	—	32,130	736,103
Repurchased	(667,868)	(18,604,361)	(1,852,216)	(38,500,430)
Net decrease	(294,527)	$(8,202,252)	(931,972)	$(19,276,765)
Class R4 shares
Sold	574,129	$15,992,251	4,035,160	$73,620,175
Distributions reinvested	—	—	55,244	1,268,379
Repurchased	(702,744)	(19,693,730)	(2,704,605)	(56,524,560)
Net increase (decrease)	(128,615)	$(3,701,479)	1,385,799	$18,363,994
Class R6 shares
Sold	24,436,029	$680,525,354	38,945,260	$804,385,733
Distributions reinvested	—	—	1,631,198	37,468,623
Repurchased	(14,037,167)	(392,059,544)	(61,377,815)	(1,256,581,892)
Net increase (decrease)	10,398,862	$288,465,810	(20,801,357)	$(414,727,536)
Class ADV shares
Sold	—	—	2,365	$40,000
Repurchased	—	—	(33,632)	(655,241)
Net decrease	—	—	(31,267)	$(615,241)
Total net increase	47,177,791	$1,307,642,826	14,198,534	$578,280,006
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class ADV was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class ADV shares as Class A shares	October 9, 2020	$610,733
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,408,698,912 and $2,072,023,157, respectively, for the six months ended September 30, 2021.
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Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$1,229,904	$117,468,589	$(118,703,262)	$4,745	$24	$137,366	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
32	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and ten-year periods ended December 31, 2020 and underperformed for the five-year period. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and ten-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1860913	363SA 9/21
11/2021

Semiannual report
John Hancock
Global Shareholder Yield Fund
International equity
September 30, 2021

A message to shareholders
Dear shareholder,
The global equity markets posted a gain during the six months ended September 30, 2021, despite late period volatility. New variants of COVID-19, China’s aggressive tightening of its regulatory policies, and the debt problems of a large Chinese property developer combined to depress sentiment. In addition, the U.S. Federal Reserve and other central banks indicated that they may soon begin to tighten monetary policy to combat inflation. Still, equities held up reasonably well in the face of these headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
13	Financial statements
16	Financial highlights
22	Notes to financial statements
31	Evaluation of advisory and subadvisory agreements by the Board of Trustees
38	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
Microsoft Corp.	2.0
Nutrien, Ltd. (New York Stock Exchange)	1.9
Analog Devices, Inc.	1.7
Broadcom, Inc.	1.7
AbbVie, Inc.	1.7
IBM Corp.	1.5
Iron Mountain, Inc.	1.5
MetLife, Inc.	1.5
Allianz SE	1.5
Restaurant Brands International, Inc.	1.5
TOTAL	16.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 9/30/2021 (% of net assets)
United States	55.5
Canada	8.5
Germany	8.0
United Kingdom	7.5
France	5.0
Italy	2.8
Japan	2.3
Switzerland	2.0
Norway	1.4
South Korea	1.4
TOTAL	94.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 9-30-21	as of 9-30-21
Class A	16.43	5.28	7.45	-2.42	29.36	105.12	2.15	1.96
Class C	20.55	5.55	7.21	1.24	31.01	100.68	1.49	1.35
Class I1	22.82	6.61	8.32	2.75	37.70	122.36	2.53	2.38
Class R2[1,2]	22.31	6.19	7.87	2.54	35.05	113.27	2.15	2.01
Class R6[1]	22.98	6.73	8.41	2.81	38.48	124.30	2.63	2.48
Class NAV[1]	22.96	6.72	8.43	2.80	38.44	124.72	2.64	2.50
Index††	28.82	13.74	12.68	7.74	90.37	229.96	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	1.38	0.88	0.87
Net (%)	1.09	1.84	0.84	1.24	0.74	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	9-30-11	20,068	20,068	32,996
Class I1	9-30-11	22,236	22,236	32,996
Class R2[1,2]	9-30-11	21,327	21,327	32,996
Class R6[1]	9-30-11	22,430	22,430	32,996
Class NAV[1]	9-30-11	22,472	22,472	32,996
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,027.20	$5.54	1.09%
	Hypothetical example	1,000.00	1,019.60	5.52	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,022.40	9.33	1.84%
	Hypothetical example	1,000.00	1,015.80	9.30	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,027.50	4.27	0.84%
	Hypothetical example	1,000.00	1,020.90	4.26	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,025.40	6.14	1.21%
	Hypothetical example	1,000.00	1,019.00	6.12	1.21%
Class R6	Actual expenses/actual returns	1,000.00	1,028.10	3.76	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,028.00	3.76	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 97.7%		$1,065,464,263
(Cost $761,044,769)
Canada 8.5%		92,477,968
BCE, Inc.	186,478	9,341,567
Fortis, Inc.	136,088	6,037,253
Great-West Lifeco, Inc.	316,047	9,616,652
Nutrien, Ltd. (New York Stock Exchange)	326,194	21,147,157
Restaurant Brands International, Inc.	267,127	16,345,501
Rogers Communications, Inc., Class B	122,360	5,714,191
Royal Bank of Canada	140,863	14,016,236
TELUS Corp.	466,759	10,259,411
France 5.0%		54,990,988
AXA SA	425,276	11,785,738
Danone SA	82,966	5,656,432
Orange SA	844,284	9,130,785
Sanofi	132,208	12,726,832
TotalEnergies SE	328,283	15,691,201
Germany 8.0%		87,221,458
Allianz SE	74,013	16,582,237
BASF SE	158,173	11,991,097
Bayer AG	98,485	5,345,304
Deutsche Post AG	213,682	13,399,911
Deutsche Telekom AG	725,725	14,553,781
Muenchener Rueckversicherungs-Gesellschaft AG	59,091	16,124,064
Siemens AG	56,405	9,225,064
Ireland 1.0%		10,894,169
Medtronic PLC	86,910	10,894,169
Italy 2.8%		30,334,210
Assicurazioni Generali SpA	521,671	11,048,532
Snam SpA	2,421,539	13,395,641
Terna - Rete Elettrica Nazionale	829,959	5,890,037
Japan 2.3%		25,449,796
Takeda Pharmaceutical Company, Ltd.	335,000	11,049,231
Tokio Marine Holdings, Inc.	143,500	7,692,319
Toyota Motor Corp.	376,500	6,708,246
Norway 1.4%		15,514,788
Orkla ASA	628,613	5,769,532
Telenor ASA	578,972	9,745,256
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

	Shares	Value
Singapore 0.5%		$5,737,367
Singapore Exchange, Ltd.	783,700	5,737,367
South Korea 1.4%		15,277,404
Samsung Electronics Company, Ltd., GDR (A)	9,848	15,277,404
Spain 0.6%		6,182,436
Industria de Diseno Textil SA	168,021	6,182,436
Switzerland 2.0%		21,265,384
Nestle SA	54,558	6,573,697
Novartis AG	107,438	8,809,831
Roche Holding AG	16,116	5,881,856
Taiwan 1.2%		13,494,912
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	120,868	13,494,912
United Kingdom 7.5%		82,010,471
AstraZeneca PLC, ADR	185,939	11,167,496
BAE Systems PLC	1,972,128	14,937,011
British American Tobacco PLC	359,022	12,549,448
British American Tobacco PLC, ADR	104,155	3,674,588
Coca-Cola Europacific Partners PLC	136,550	7,549,850
GlaxoSmithKline PLC	434,527	8,200,903
Linde PLC	20,294	5,953,854
National Grid PLC	499,885	5,956,490
Unilever PLC	222,039	12,020,831
United States 55.5%		604,612,912
AbbVie, Inc.	166,529	17,963,483
Altria Group, Inc.	226,515	10,310,963
Ameren Corp.	74,013	5,995,053
American Electric Power Company, Inc.	134,525	10,920,740
American Tower Corp.	22,681	6,019,764
Amgen, Inc.	26,561	5,648,197
Analog Devices, Inc.	112,241	18,798,123
Apple, Inc.	78,788	11,148,502
AT&T, Inc.	249,495	6,738,860
BlackRock, Inc.	9,550	8,009,203
Broadcom, Inc.	38,499	18,669,320
Chevron Corp.	88,338	8,961,890
Cisco Systems, Inc.	283,816	15,448,105
Cummins, Inc.	35,514	7,975,024
Dominion Energy, Inc.	121,166	8,847,541
Dow, Inc.	138,774	7,987,831
Duke Energy Corp.	59,091	5,766,691
Eaton Corp. PLC	48,049	7,174,196
Emerson Electric Company	140,266	13,213,057
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Entergy Corp.	96,097	$9,543,393
Enterprise Products Partners LP	501,378	10,849,820
Evergy, Inc.	148,623	9,244,351
Hanesbrands, Inc.	359,619	6,171,062
Hasbro, Inc.	104,752	9,345,973
IBM Corp.	120,868	16,792,191
Intel Corp.	235,480	12,546,374
Iron Mountain, Inc.	385,583	16,753,581
Johnson & Johnson	49,242	7,952,583
JPMorgan Chase & Co.	70,432	11,529,014
Kimberly-Clark Corp.	61,180	8,102,679
KLA Corp.	36,617	12,248,753
Lazard, Ltd., Class A	310,513	14,221,495
Leggett & Platt, Inc.	148,324	6,650,848
Lockheed Martin Corp.	19,100	6,591,410
LyondellBasell Industries NV, Class A	83,861	7,870,355
Magellan Midstream Partners LP	185,331	8,447,387
McDonald’s Corp.	29,247	7,051,744
Merck & Company, Inc.	148,324	11,140,616
MetLife, Inc.	270,709	16,710,867
Microsoft Corp.	77,594	21,875,300
MSC Industrial Direct Company, Inc., Class A	104,624	8,389,799
NextEra Energy, Inc.	82,966	6,514,490
NiSource, Inc.	109,198	2,645,868
Omnicom Group, Inc.	75,505	5,471,092
PepsiCo, Inc.	44,169	6,643,459
Pfizer, Inc.	270,684	11,642,119
Philip Morris International, Inc.	155,745	14,763,069
Phillips 66	87,144	6,102,694
Raytheon Technologies Corp.	74,013	6,362,157
T. Rowe Price Group, Inc.	32,530	6,398,651
Target Corp.	28,650	6,554,261
Texas Instruments, Inc.	56,405	10,841,605
The Coca-Cola Company	166,519	8,737,252
The Home Depot, Inc.	20,592	6,759,530
The PNC Financial Services Group, Inc.	37,305	7,298,350
The Procter & Gamble Company	44,766	6,258,287
Truist Financial Corp.	157,277	9,224,296
United Parcel Service, Inc., Class B	34,320	6,249,672
Vail Resorts, Inc. (B)	17,608	5,881,952
Verizon Communications, Inc.	214,279	11,573,209
Watsco, Inc.	21,786	5,765,011
WEC Energy Group, Inc.	64,761	5,711,920
Welltower, Inc.	68,939	5,680,574
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

	Shares	Value
United States (continued)
WP Carey, Inc.	80,877	$5,907,256

Total investments (Cost $761,044,769) 97.7%	$1,065,464,263
Other assets and liabilities, net 2.3%	24,856,801
Total net assets 100.0%	$1,090,321,064

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $763,964,214. Net unrealized appreciation aggregated to $301,500,049, of which $313,699,146 related to gross unrealized appreciation and $12,199,097 related to gross unrealized depreciation.
12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $761,044,769)	$1,065,464,263
Cash	12,618,392
Foreign currency, at value (Cost $278,719)	276,371
Dividends and interest receivable	6,393,505
Receivable for fund shares sold	1,060,679
Receivable for investments sold	30,506,127
Receivable for securities lending income	4,183
Receivable from affiliates	2,775
Other assets	111,348
Total assets	1,116,437,643
Liabilities
Payable for investments purchased	24,942,789
Payable for fund shares repurchased	856,576
Payable to affiliates
Accounting and legal services fees	56,713
Transfer agent fees	69,716
Distribution and service fees	115
Trustees’ fees	39
Other liabilities and accrued expenses	190,631
Total liabilities	26,116,579
Net assets	$1,090,321,064
Net assets consist of
Paid-in capital	$700,979,608
Total distributable earnings (loss)	389,341,456
Net assets	$1,090,321,064

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($315,055,528 ÷ 26,440,293 shares)[1]	$11.92
Class C ($24,402,324 ÷ 2,043,405 shares)[1]	$11.94
Class I ($368,890,422 ÷ 30,837,213 shares)	$11.96
Class R2 ($644,526 ÷ 53,796 shares)	$11.98
Class R6 ($267,295,151 ÷ 22,382,439 shares)	$11.94
Class NAV ($114,033,113 ÷ 9,541,363 shares)	$11.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	13

STATEMENT OF OPERATIONS For the six months ended 9-30-21 (unaudited)

Investment income
Dividends	$24,054,893
Securities lending	122,232
Interest	6,426
Less foreign taxes withheld	(1,482,805)
Total investment income	22,700,746
Expenses
Investment management fees	4,617,327
Distribution and service fees	633,018
Accounting and legal services fees	81,385
Transfer agent fees	444,805
Trustees’ fees	14,486
Custodian fees	133,582
State registration fees	64,918
Printing and postage	61,895
Professional fees	47,233
Other	41,781
Total expenses	6,140,430
Less expense reductions	(940,361)
Net expenses	5,200,069
Net investment income	17,500,677
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	48,117,721
Affiliated investments	5,177
48,122,898
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(32,522,792)
Affiliated investments	(6,201)
(32,528,993)
Net realized and unrealized gain	15,593,905
Increase in net assets from operations	$33,094,582
14	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$17,500,677	$44,096,658
Net realized gain	48,122,898	126,471,147
Change in net unrealized appreciation (depreciation)	(32,528,993)	367,816,897
Increase in net assets resulting from operations	33,094,582	538,384,702
Distributions to shareholders
From earnings
Class A	(4,324,149)	(8,005,340)
Class B1	—	(5,944)
Class C	(260,596)	(722,643)
Class I	(5,689,901)	(17,667,353)
Class R2	(8,132)	(15,041)
Class R6	(4,152,887)	(8,126,137)
Class NAV	(1,770,334)	(9,486,100)
Total distributions	(16,205,999)	(44,028,558)
From fund share transactions	(64,576,611)	(833,898,075)
Total decrease	(47,688,028)	(339,541,931)
Net assets
Beginning of period	1,138,009,092	1,477,551,023
End of period	$1,090,321,064	$1,138,009,092

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

Financial highlights
CLASS A SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.76	$8.62	$11.03	$11.14	$11.31	$10.78	$9.89
Net investment income[3]	0.17	0.27	0.33	0.35	0.04	0.32	0.27
Net realized and unrealized gain (loss) on investments	0.15	3.16	(2.21)	0.16	(0.16)	0.53	0.92
Total from investment operations	0.32	3.43	(1.88)	0.51	(0.12)	0.85	1.19
Less distributions
From net investment income	(0.16)	(0.29)	(0.33)	(0.35)	(0.05)	(0.32)	(0.30)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.16)	(0.29)	(0.53)	(0.62)	(0.05)	(0.32)	(0.30)
Net asset value, end of period	$11.92	$11.76	$8.62	$11.03	$11.14	$11.31	$10.78
Total return (%)[4,5]	2.72[6]	40.22	(17.96)	4.86	(1.03)[6]	7.87	12.21
Ratios and supplemental data
Net assets, end of period (in millions)	$315	$318	$257	$334	$348	$355	$381
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[7]	1.29	1.29	1.28	1.30[7]	1.27	1.29
Expenses including reductions	1.09[7]	1.09	1.09	1.09	1.09[7]	1.09	1.26
Net investment income	2.83[7]	2.58	2.96	3.18	3.78[7]	2.85	2.62
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.79	$8.64	$11.05	$11.16	$11.31	$10.78	$9.90
Net investment income[3]	0.13	0.19	0.25	0.27	0.03	0.24	0.20
Net realized and unrealized gain (loss) on investments	0.14	3.17	(2.21)	0.16	(0.15)	0.52	0.91
Total from investment operations	0.27	3.36	(1.96)	0.43	(0.12)	0.76	1.11
Less distributions
From net investment income	(0.12)	(0.21)	(0.25)	(0.27)	(0.03)	(0.23)	(0.23)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.12)	(0.21)	(0.45)	(0.54)	(0.03)	(0.23)	(0.23)
Net asset value, end of period	$11.94	$11.79	$8.64	$11.05	$11.16	$11.31	$10.78
Total return (%)[4,5]	2.24[6]	39.22	(18.59)	4.06	(1.05)[6]	6.98	11.41
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$29	$44	$75	$107	$110	$126
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[7]	1.99	1.99	1.97	2.00[7]	1.97	1.99
Expenses including reductions	1.84[7]	1.84	1.84	1.84	1.84[7]	1.84	1.97
Net investment income	2.13[7]	1.89	2.27	2.49	3.03[7]	2.11	1.92
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

CLASS I SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.81	$8.65	$11.07	$11.18	$11.35	$10.82	$9.93
Net investment income[3]	0.19	0.29	0.36	0.38	0.04	0.36	0.31
Net realized and unrealized gain (loss) on investments	0.14	3.18	(2.22)	0.16	(0.15)	0.51	0.91
Total from investment operations	0.33	3.47	(1.86)	0.54	(0.11)	0.87	1.22
Less distributions
From net investment income	(0.18)	(0.31)	(0.36)	(0.38)	(0.06)	(0.34)	(0.33)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.18)	(0.31)	(0.56)	(0.65)	(0.06)	(0.34)	(0.33)
Net asset value, end of period	$11.96	$11.81	$8.65	$11.07	$11.18	$11.35	$10.82
Total return (%)[4]	2.75[5]	40.65	(17.77)	5.10	(0.96)[5]	8.10	12.51
Ratios and supplemental data
Net assets, end of period (in millions)	$369	$396	$605	$815	$881	$894	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.99	0.99	0.99	1.00[6]	0.97	0.97
Expenses including reductions	0.84[6]	0.84	0.84	0.84	0.84[6]	0.84	0.95
Net investment income	3.10[6]	2.78	3.22	3.44	4.03[6]	3.12	2.91
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.83	$8.66	$11.08	$11.19	$11.35	$10.82	$9.93
Net investment income[3]	0.17	0.25	0.32	0.33	0.03	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.13	3.19	(2.22)	0.16	(0.14)	0.53	0.92
Total from investment operations	0.30	3.44	(1.90)	0.49	(0.11)	0.83	1.18
Less distributions
From net investment income	(0.15)	(0.27)	(0.32)	(0.33)	(0.05)	(0.30)	(0.29)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.15)	(0.27)	(0.52)	(0.60)	(0.05)	(0.30)	(0.29)
Net asset value, end of period	$11.98	$11.83	$8.66	$11.08	$11.19	$11.35	$10.82
Total return (%)[4]	2.54[5]	40.19	(18.10)	4.68	(0.98)[5]	7.68	12.04
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[6]	1.35	1.34	1.36	1.38[6]	1.37	1.36
Expenses including reductions	1.21[6]	1.23	1.22	1.22	1.24[6]	1.24	1.34
Net investment income	2.72[6]	2.45	2.86	3.02	3.62[6]	2.62	2.50
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS R6 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.79	$8.64	$11.06	$11.16	$11.34	$10.81	$9.92
Net investment income[3]	0.20	0.30	0.37	0.39	0.04	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.14	3.17	(2.22)	0.17	(0.16)	0.57	0.93
Total from investment operations	0.34	3.47	(1.85)	0.56	(0.12)	0.88	1.23
Less distributions
From net investment income	(0.19)	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)	(0.34)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.19)	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)	(0.34)
Net asset value, end of period	$11.94	$11.79	$8.64	$11.06	$11.16	$11.34	$10.81
Total return (%)[4]	2.81[5]	40.72	(17.69)	5.31	(1.03)[5]	8.22	12.66
Ratios and supplemental data
Net assets, end of period (in millions)	$267	$275	$245	$351	$477	$483	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.88	0.88	0.88	0.89[6]	0.87	0.87
Expenses including reductions	0.74[6]	0.74	0.74	0.74	0.74[6]	0.74	0.85
Net investment income	3.19[6]	2.94	3.34	3.57	4.13[6]	2.61	2.85
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$11.80	$8.64	$11.06	$11.17	$11.34	$10.81	$9.92
Net investment income[3]	0.20	0.29	0.37	0.39	0.04	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.14	3.19	(2.22)	0.16	(0.15)	0.52	0.91
Total from investment operations	0.34	3.48	(1.85)	0.55	(0.11)	0.88	1.23
Less distributions
From net investment income	(0.19)	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)	(0.34)
From net realized gain	—	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.19)	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)	(0.34)
Net asset value, end of period	$11.95	$11.80	$8.64	$11.06	$11.17	$11.34	$10.81
Total return (%)[4]	2.80[5]	40.83	(17.77)	5.30	(0.94)[5]	8.11	12.76
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$120	$325	$458	$511	$514	$535
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.87	0.87	0.87	0.88[6]	0.86	0.86
Expenses including reductions	0.74[6]	0.74	0.74	0.74	0.74[6]	0.74	0.85
Net investment income	3.20[6]	2.87	3.32	3.54	4.13[6]	3.19	3.03
Portfolio turnover (%)	10	30	33	16	2	19	25

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$92,477,968	$92,477,968	—	—
France	54,990,988	—	$54,990,988	—
Germany	87,221,458	—	87,221,458	—
Ireland	10,894,169	10,894,169	—	—
Italy	30,334,210	—	30,334,210	—
Japan	25,449,796	—	25,449,796	—
Norway	15,514,788	—	15,514,788	—
Singapore	5,737,367	—	5,737,367	—
South Korea	15,277,404	—	15,277,404	—
Spain	6,182,436	—	6,182,436	—
Switzerland	21,265,384	—	21,265,384	—
Taiwan	13,494,912	13,494,912	—	—
United Kingdom	82,010,471	28,345,788	53,664,683	—
United States	604,612,912	604,612,912	—	—
Total investments in securities	$1,065,464,263	$749,825,749	$315,638,514	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2021, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
24	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2021 were $5,265.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	25

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
26	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

For the six months ended September 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$330,239
Class C	20,871
Class I	301,419
Class R2	451
Class	Expense reduction
Class R6	$205,520
Class NAV	81,861
Total	$940,361

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $114,238 for the six months ended September 30, 2021. Of this amount, $19,725 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $94,513 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2021, CDSCs received by the Distributor amounted to $604 and $226 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	27

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$491,738	$187,362
Class C	139,776	15,831
Class I	—	228,161
Class R2	1,504	32
Class R6	—	13,419
Total	$633,018	$444,805
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,900,000	1	0.550%	($90)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,554,037	$19,116,865	4,201,152	$43,177,068
Distributions reinvested	344,507	4,211,290	751,659	7,812,460
Repurchased	(2,453,686)	(30,125,608)	(7,791,441)	(80,038,962)
Net decrease	(555,142)	$(6,797,453)	(2,838,630)	$(29,049,434)
28	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class B shares
Sold	—	—	10	$85
Distributions reinvested	—	—	587	5,650
Repurchased	—	—	(97,457)	(974,795)
Net decrease	—	—	(96,860)	$(969,060)
Class C shares
Sold	62,298	$765,114	65,566	$667,126
Distributions reinvested	21,197	259,789	69,731	713,734
Repurchased	(516,801)	(6,368,331)	(2,755,813)	(28,402,815)
Net decrease	(433,306)	$(5,343,428)	(2,620,516)	$(27,021,955)
Class I shares
Sold	1,691,201	$20,876,995	10,347,471	$106,008,666
Distributions reinvested	457,964	5,619,638	1,702,358	17,544,070
Repurchased	(4,866,130)	(60,203,799)	(48,411,827)	(533,916,191)
Net decrease	(2,716,965)	$(33,707,166)	(36,361,998)	$(410,363,455)
Class R2 shares
Sold	1,943	$24,088	6,371	$65,071
Distributions reinvested	654	8,041	1,425	14,882
Repurchased	(1,858)	(23,449)	(18,289)	(184,126)
Net increase (decrease)	739	$8,680	(10,493)	$(104,173)
Class R6 shares
Sold	1,510,917	$18,593,827	4,503,509	$46,050,096
Distributions reinvested	338,923	4,151,973	781,802	8,123,971
Repurchased	(2,760,961)	(33,957,721)	(10,376,583)	(106,946,272)
Net decrease	(911,121)	$(11,211,921)	(5,091,272)	$(52,772,205)
Class NAV shares
Sold	154,280	$1,899,935	954,449	$9,185,908
Distributions reinvested	144,393	1,770,334	931,068	9,486,100
Repurchased	(906,286)	(11,195,592)	(29,323,493)	(332,289,801)
Net decrease	(607,613)	$(7,525,323)	(27,437,976)	$(313,617,793)
Total net decrease	(5,223,408)	$(64,576,611)	(74,457,745)	$(833,898,075)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	29

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$465,619
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $107,643,980 and $177,547,045, respectively, for the six months ended September 30, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2021, funds within the John Hancock group of funds complex held 10.5% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$7,654,844	$165,857,209	$(173,511,029)	$5,177	$(6,201)	$122,232	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	31

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-,five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1860920	320SA 9/21
11/2021

Semiannual report
John Hancock
International Growth Fund
International equity
September 30, 2021

A message to shareholders
Dear shareholder,
The global equity markets posted a gain during the six months ended September 30, 2021, despite late period volatility. New variants of COVID-19, China’s aggressive tightening of its regulatory policies, and the debt problems of a large Chinese property developer combined to depress sentiment. In addition, the U.S. Federal Reserve and other central banks indicated that they may soon begin to tighten monetary policy to combat inflation. Still, equities held up reasonably well in the face of these headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
23	Notes to financial statements
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
40	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The MSCI All Country (AC) World ex-USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	5.6
Nestle SA	4.0
Tencent Holdings, Ltd.	3.7
ASML Holding NV	3.4
AstraZeneca PLC	3.1
Recruit Holdings Company, Ltd.	3.1
Novo Nordisk A/S, B Shares	3.0
Sony Group Corp.	2.7
Hoya Corp.	2.5
Cellnex Telecom SA	2.3
TOTAL	33.4
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

TOP 10 COUNTRIES AS OF 9/30/2021 (% of net assets)
China	11.8
France	10.3
Japan	10.0
United Kingdom	9.1
Switzerland	8.7
Taiwan	7.9
Netherlands	6.3
Denmark	5.2
India	5.1
Ireland	4.9
TOTAL	79.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	14.33	11.51	11.59	-1.35	72.38	199.44
Class C	18.50	11.86	11.37	2.45	75.17	193.47
Class I1	20.72	12.98	12.52	3.97	84.12	225.28
Class R2[1,2]	20.24	12.55	12.09	3.77	80.62	213.07
Class R4[1,2]	20.57	12.83	12.27	3.90	82.87	218.29
Class R6[1,2]	20.86	13.11	12.47	4.02	85.16	223.91
Class 1[1]	20.82	13.06	12.61	4.03	84.75	227.95
Class NAV[1,2]	20.86	13.12	12.46	4.03	85.24	223.57
Index 1†	16.95	11.22	9.32	2.74	70.15	143.69
Index 2†	25.73	8.81	8.10	4.70	52.54	117.85
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.29	1.99	0.99	1.38	1.23	0.88	0.92	0.87
Net (%)	1.28	1.98	0.98	1.37	1.12	0.88	0.91	0.86
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	9-30-11	29,347	29,347	24,369	21,785
Class I1	9-30-11	32,528	32,528	24,369	21,785
Class R2[1,2]	9-30-11	31,307	31,307	24,369	21,785
Class R4[1,2]	9-30-11	31,829	31,829	24,369	21,785
Class R6[1,2]	9-30-11	32,391	32,391	24,369	21,785
Class 1[1]	9-30-11	32,795	32,795	24,369	21,785
Class NAV[1,2]	9-30-11	32,357	32,357	24,369	21,785
The MSCI All Country (AC) World ex-USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,038.30	$6.49	1.27%
	Hypothetical example	1,000.00	1,018.70	6.43	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,034.50	10.05	1.97%
	Hypothetical example	1,000.00	1,015.20	9.95	1.97%
Class I	Actual expenses/actual returns	1,000.00	1,039.70	4.96	0.97%
	Hypothetical example	1,000.00	1,020.20	4.91	0.97%
Class R2	Actual expenses/actual returns	1,000.00	1,037.70	7.00	1.37%
	Hypothetical example	1,000.00	1,018.20	6.93	1.37%
Class R4	Actual expenses/actual returns	1,000.00	1,039.00	5.57	1.09%
	Hypothetical example	1,000.00	1,019.60	5.52	1.09%
Class R6	Actual expenses/actual returns	1,000.00	1,040.20	4.45	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class 1	Actual expenses/actual returns	1,000.00	1,040.30	4.65	0.91%
	Hypothetical example	1,000.00	1,020.50	4.61	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,040.30	4.40	0.86%
	Hypothetical example	1,000.00	1,020.80	4.36	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 98.8%		$13,353,359,536
(Cost $9,826,333,532)
Australia 2.0%		264,036,700
Goodman Group	17,159,613	264,036,700
Austria 1.4%		189,381,747
Erste Group Bank AG	4,313,045	189,381,747
Canada 1.1%		155,142,556
Nuvei Corp. (A)(B)	1,354,263	155,142,556
China 11.8%		1,588,625,580
ANTA Sports Products, Ltd.	13,278,759	250,749,196
China Resources Mixc Lifestyle Services, Ltd. (A)	15,215,600	83,705,734
ENN Energy Holdings, Ltd.	9,812,199	161,837,339
Li Ning Company, Ltd.	15,367,696	177,124,086
Longfor Group Holdings, Ltd. (A)	8,919,933	40,755,963
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	3,410,490	203,583,184
Shenzhou International Group Holdings, Ltd.	8,008,000	169,957,558
Tencent Holdings, Ltd.	8,390,669	500,912,520
Denmark 5.2%		704,500,442
DSV A/S	1,223,638	292,894,791
Novo Nordisk A/S, B Shares	4,270,230	411,605,651
France 10.3%		1,390,453,469
Airbus SE (B)	2,072,301	274,736,247
Bureau Veritas SA	4,498,280	138,822,113
Capgemini SE	799,478	165,792,600
Edenred	4,351,665	234,259,977
Safran SA	1,856,271	234,781,509
Schneider Electric SE	1,165,200	194,068,069
Worldline SA (A)(B)	1,941,508	147,992,954
Germany 2.6%		357,257,104
Brenntag SE	2,288,470	212,585,926
Siemens AG	884,566	144,671,178
Hong Kong 2.1%		283,870,638
Hong Kong Exchanges & Clearing, Ltd.	4,619,500	283,870,638
India 5.1%		693,507,076
Bharti Airtel, Ltd. (B)	15,101,757	139,641,633
Eicher Motors, Ltd.	2,253,374	84,251,147
Housing Development Finance Corp., Ltd.	5,402,788	198,943,483
Infosys, Ltd.	12,041,706	270,670,813
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

	Shares	Value
Ireland 4.9%		$656,896,921
Accenture PLC, Class A	703,759	225,146,579
Flutter Entertainment PLC (B)	882,051	173,496,355
ICON PLC (B)	985,627	258,253,987
Italy 2.3%		307,791,851
Moncler SpA	2,347,890	143,198,734
Nexi SpA (A)(B)	8,826,500	164,593,117
Japan 10.0%		1,356,976,566
Food & Life Companies, Ltd.	4,909,300	225,743,896
Hoya Corp.	2,211,600	345,051,214
Recruit Holdings Company, Ltd.	6,774,400	414,091,006
Sony Group Corp.	3,351,600	372,090,450
Netherlands 6.3%		848,890,046
ASML Holding NV	610,200	455,853,456
NXP Semiconductors NV	1,060,676	207,754,608
Wolters Kluwer NV	1,748,007	185,281,982
Spain 2.3%		304,031,144
Cellnex Telecom SA (A)(B)	4,928,925	304,031,144
Sweden 4.2%		571,503,860
Sandvik AB	7,413,973	169,381,909
Swedish Match AB	25,802,817	225,841,559
Volvo AB, B Shares	7,895,572	176,280,392
Switzerland 8.7%		1,172,395,182
Julius Baer Group, Ltd.	2,929,335	194,624,178
Kuehne + Nagel International AG	455,496	155,506,909
Nestle SA	4,435,488	534,432,249
Partners Group Holding AG	184,432	287,831,846
Taiwan 7.9%		1,067,787,940
Accton Technology Corp.	8,313,000	78,346,418
MediaTek, Inc.	7,175,364	230,956,969
Taiwan Semiconductor Manufacturing Company, Ltd.	36,673,501	758,484,553
United Kingdom 9.1%		1,232,968,862
Allfunds Group PLC (B)	6,265,557	121,812,063
Anglo American PLC	3,824,372	134,039,111
AstraZeneca PLC	3,436,273	414,131,909
B&M European Value Retail SA	23,238,387	184,359,798
IHS Markit, Ltd.	1,959,978	228,572,634
Intermediate Capital Group PLC	5,479,867	150,053,347
United States 1.5%		207,341,852

Aon PLC, Class A	725,555	207,341,852
10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Rights 0.0%		$2,227,801
(Cost $0)
Bharti Airtel, Ltd. (Expiration Date: 10-22-21; Strike Price: INR 535.00) (B)	1,078,696	2,227,801

	Par value^	Value
Short-term investments 1.0%		$130,400,000
(Cost $130,400,000)
Repurchase agreement 1.0%		130,400,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $53,500,074 on 10-1-21, collateralized by $52,012,200 U.S. Treasury Notes, 0.500% - 3.125% due 8-31-27 to 11-15-28 (valued at $54,570,070)	53,500,000	53,500,000
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-21 at 0.045% to be repurchased at $76,900,096 on 10-1-21, collateralized by $7,282,692 Federal Home Loan Mortgage Corp., 2.000% - 5.559% due 6-1-30 to 2-1-51 (valued at $7,302,877), $58,677 Federal National Mortgage Association, 1.556% - 1.832% due 11-1-26 to 8-1-51 (valued at $60,248), $15,732,485 Government National Mortgage Association, 2.500% - 3.000% due 11-20-50 to 6-20-51 (valued at $16,256,497), $800 U.S. Treasury Bills, 0.000% due 10-7-21 to 11-4-21 (valued at $800), $6,069,700 U.S. Treasury Bonds, 1.750% - 7.625% due 2-15-25 to 2-15-50 (valued at $6,017,368) and $48,456,400 U.S. Treasury Notes, 0.125% - 3.000% due 10-31-21 to 5-15-30 (valued at $48,800,263)	76,900,000	76,900,000

Total investments (Cost $9,956,733,532) 99.8%	$13,485,987,337
Other assets and liabilities, net 0.2%	27,695,382
Total net assets 100.0%	$13,513,682,719

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
INR	Indian Rupee

Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $9,987,323,877. Net unrealized appreciation aggregated to $3,498,663,460, of which $3,761,771,104 related to gross unrealized appreciation and $263,107,644 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,956,733,532)	$13,485,987,337
Cash	36,034
Foreign currency, at value (Cost $1,296,930)	1,314,567
Dividends and interest receivable	25,352,770
Receivable for fund shares sold	28,303,504
Receivable for investments sold	20,030,435
Receivable for securities lending income	34
Other assets	492,495
Total assets	13,561,517,176
Liabilities
Foreign capital gains tax payable	19,726,254
Payable for fund shares repurchased	24,933,788
Payable to affiliates
Accounting and legal services fees	655,325
Transfer agent fees	963,192
Distribution and service fees	13,788
Trustees’ fees	1,866
Other liabilities and accrued expenses	1,540,244
Total liabilities	47,834,457
Net assets	$13,513,682,719
Net assets consist of
Paid-in capital	$8,518,734,005
Total distributable earnings (loss)	4,994,948,714
Net assets	$13,513,682,719

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($730,722,360 ÷ 18,581,217 shares)[1]	$39.33
Class C ($216,542,654 ÷ 5,690,426 shares)[1]	$38.05
Class I ($8,779,365,545 ÷ 222,209,424 shares)	$39.51
Class R2 ($47,336,160 ÷ 1,203,917 shares)	$39.32
Class R4 ($50,375,520 ÷ 1,276,597 shares)	$39.46
Class R6 ($2,635,609,260 ÷ 66,607,815 shares)	$39.57
Class 1 ($83,387,457 ÷ 2,110,767 shares)	$39.51
Class NAV ($970,343,763 ÷ 24,554,411 shares)	$39.52
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$41.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-21 (unaudited)

Investment income
Dividends	$141,925,776
Securities lending	1,243,730
Interest	23,509
Less foreign taxes withheld	(16,034,687)
Total investment income	127,158,328
Expenses
Investment management fees	55,269,900
Distribution and service fees	2,482,788
Accounting and legal services fees	985,047
Transfer agent fees	5,782,598
Trustees’ fees	110,696
Custodian fees	2,405,590
State registration fees	127,514
Printing and postage	215,711
Professional fees	150,639
Other	205,579
Total expenses	67,736,062
Less expense reductions	(649,181)
Net expenses	67,086,881
Net investment income	60,071,447
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	711,561,765
Affiliated investments	(4,560)
711,557,205
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(269,293,199)[1]
Affiliated investments	676
(269,292,523)
Net realized and unrealized gain	442,264,682
Increase in net assets from operations	$502,336,129

[1]	Net of $11,363,988 increase in deferred India withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$60,071,447	$15,010,934
Net realized gain	711,557,205	1,176,128,200
Change in net unrealized appreciation (depreciation)	(269,292,523)	3,083,964,837
Increase in net assets resulting from operations	502,336,129	4,275,103,971
Distributions to shareholders
From earnings
Class I	—	(16,083,934)
Class R4	—	(13,891)
Class R6	—	(6,627,242)
Class 1	—	(221,773)
Class NAV	—	(3,455,885)
Total distributions	—	(26,402,725)
From fund share transactions	262,359,108	801,844,792
Total increase	764,695,237	5,050,546,038
Net assets
Beginning of period	12,748,987,482	7,698,441,444
End of period	$13,513,682,719	$12,748,987,482
14	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$37.88	$24.58	$26.79	$28.52	$28.43	$21.69	$19.90
Net investment income (loss)[3]	0.12[4]	(0.04)	0.13	0.19	0.02	0.11	0.17
Net realized and unrealized gain (loss) on investments	1.33	13.34	(2.22)	(1.31)	0.07	6.69	1.75
Total from investment operations	1.45	13.30	(2.09)	(1.12)	0.09	6.80	1.92
Less distributions
From net investment income	—	—	(0.12)	(0.15)	—	(0.06)	(0.13)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	—	(0.12)	(0.61)	—	(0.06)	(0.13)
Net asset value, end of period	$39.33	$37.88	$24.58	$26.79	$28.52	$28.43	$21.69
Total return (%)[5,6]	3.83[7]	54.11	(7.87)	(3.69)	0.32[7]	31.38	9.62
Ratios and supplemental data
Net assets, end of period (in millions)	$731	$670	$456	$609	$827	$803	$427
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[8]	1.29	1.30	1.28	1.29[8]	1.29	1.32
Expenses including reductions	1.27[8]	1.28	1.29	1.28	1.28[8]	1.28	1.32
Net investment income (loss)	0.58[4,8]	(0.14)	0.45	0.72	0.69[8]	0.41	0.79
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

CLASS C SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$36.78	$24.03	$26.27	$28.00	$27.93	$21.40	$19.66
Net investment income (loss)[3]	(0.02)[4]	(0.26)	(0.06)	—[5]	—[5]	(0.09)	0.01
Net realized and unrealized gain (loss) on investments	1.29	13.01	(2.18)	(1.27)	0.07	6.62	1.73
Total from investment operations	1.27	12.75	(2.24)	(1.27)	0.07	6.53	1.74
Less distributions
From net investment income	—	—	—	—	—	—	—
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	—	—	(0.46)	—	—	—
Net asset value, end of period	$38.05	$36.78	$24.03	$26.27	$28.00	$27.93	$21.40
Total return (%)[6,7]	3.45[8]	53.06	(8.53)	(4.37)	0.25[8]	30.51	8.85
Ratios and supplemental data
Net assets, end of period (in millions)	$217	$224	$181	$263	$349	$333	$145
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[9]	1.99	2.00	1.98	1.99[9]	1.99	2.03
Expenses including reductions	1.97[9]	1.98	1.99	1.98	1.98[9]	1.98	2.02
Net investment income (loss)	(0.10)[4,9]	(0.81)	(0.24)	(0.01)	(0.01)[9]	(0.33)	0.03
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
16	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$38.00	$24.63	$26.84	$28.59	$28.49	$21.72	$19.94
Net investment income[3]	0.18[4]	0.05	0.21	0.24	0.02	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.33	13.40	(2.22)	(1.30)	0.08	6.72	1.77
Total from investment operations	1.51	13.45	(2.01)	(1.06)	0.10	6.90	1.97
Less distributions
From net investment income	—	(0.08)	(0.20)	(0.23)	—	(0.13)	(0.19)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	(0.08)	(0.20)	(0.69)	—	(0.13)	(0.19)
Net asset value, end of period	$39.51	$38.00	$24.63	$26.84	$28.59	$28.49	$21.72
Total return (%)[5]	3.97[6]	54.62	(7.61)	(3.45)	0.35[6]	31.82	9.96
Ratios and supplemental data
Net assets, end of period (in millions)	$8,779	$8,176	$4,677	$5,576	$5,631	$5,424	$2,380
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	0.99	1.00	1.00	1.00[7]	0.99	1.02
Expenses including reductions	0.97[7]	0.98	0.99	0.99	0.99[7]	0.98	1.01
Net investment income	0.88[4,7]	0.14	0.74	0.89	0.98[7]	0.70	0.94
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

CLASS R2 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$37.89	$24.60	$26.82	$28.55	$28.45	$21.71	$19.92
Net investment income (loss)[3]	0.10[4]	(0.08)	0.12	0.15	0.02	0.13	(0.02)
Net realized and unrealized gain (loss) on investments	1.33	13.37	(2.25)	(1.30)	0.08	6.65	1.91
Total from investment operations	1.43	13.29	(2.13)	(1.15)	0.10	6.78	1.89
Less distributions
From net investment income	—	—	(0.09)	(0.12)	—	(0.04)	(0.10)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	—	(0.09)	(0.58)	—	(0.04)	(0.10)
Net asset value, end of period	$39.32	$37.89	$24.60	$26.82	$28.55	$28.45	$21.71
Total return (%)[5]	3.77[6]	54.02	(7.98)	(3.81)	0.35[6]	31.23	9.54
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$50	$30	$43	$43	$37	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[7]	1.38	1.39	1.38	1.32[7]	1.40	1.42
Expenses including reductions	1.37[7]	1.37	1.38	1.37	1.31[7]	1.39	1.42
Net investment income (loss)	0.51[4,7]	(0.23)	0.41	0.54	0.71[7]	0.49	(0.08)
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$37.98	$24.62	$26.84	$28.57	$28.48	$21.72	$19.94
Net investment income (loss)[3]	0.15[4]	(0.05)	0.16	0.22	0.02	0.17	0.19
Net realized and unrealized gain (loss) on investments	1.33	13.46	(2.22)	(1.30)	0.07	6.69	1.75
Total from investment operations	1.48	13.41	(2.06)	(1.08)	0.09	6.86	1.94
Less distributions
From net investment income	—	(0.05)	(0.16)	(0.19)	—	(0.10)	(0.16)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	(0.05)	(0.16)	(0.65)	—	(0.10)	(0.16)
Net asset value, end of period	$39.46	$37.98	$24.62	$26.84	$28.57	$28.48	$21.72
Total return (%)[5]	3.90[6]	54.46	(7.77)	(3.53)	0.32[6]	31.60	9.81
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$49	$7	$8	$8	$9	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]	1.21	1.24	1.24	1.25[7]	1.24	1.25
Expenses including reductions	1.09[7]	1.10	1.13	1.13	1.14[7]	1.13	1.14
Net investment income (loss)	0.77[4,7]	(0.13)	0.58	0.80	0.83[7]	0.64	0.88
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS R6 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$38.04	$24.65	$26.86	$28.61	$28.50	$21.73	$19.95
Net investment income[3]	0.20[4]	0.08	0.24	0.27	0.03	0.05	0.20
Net realized and unrealized gain (loss) on investments	1.33	13.42	(2.22)	(1.30)	0.08	6.88	1.79
Total from investment operations	1.53	13.50	(1.98)	(1.03)	0.11	6.93	1.99
Less distributions
From net investment income	—	(0.11)	(0.23)	(0.26)	—	(0.16)	(0.21)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	(0.11)	(0.23)	(0.72)	—	(0.16)	(0.21)
Net asset value, end of period	$39.57	$38.04	$24.65	$26.86	$28.61	$28.50	$21.73
Total return (%)[5]	4.02[6]	54.79	(7.52)	(3.32)	0.39[6]	31.91	10.08
Ratios and supplemental data
Net assets, end of period (in millions)	$2,636	$2,441	$1,434	$1,836	$1,795	$1,702	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[7]	0.88	0.89	0.89	0.89[7]	0.90	0.93
Expenses including reductions	0.87[7]	0.88	0.88	0.88	0.88[7]	0.89	0.90
Net investment income	0.98[4,7]	0.25	0.85	1.01	1.09[7]	0.16	0.95
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
20	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$37.98	$24.62	$26.83	$28.57	$28.47	$21.71	$19.93
Net investment income[3]	0.19[4]	0.08	0.23	0.28	0.03	0.21	0.23
Net realized and unrealized gain (loss) on investments	1.34	13.38	(2.22)	(1.30)	0.07	6.70	1.76
Total from investment operations	1.53	13.46	(1.99)	(1.02)	0.10	6.91	1.99
Less distributions
From net investment income	—	(0.10)	(0.22)	(0.26)	—	(0.15)	(0.21)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	(0.10)	(0.22)	(0.72)	—	(0.15)	(0.21)
Net asset value, end of period	$39.51	$37.98	$24.62	$26.83	$28.57	$28.47	$21.71
Total return (%)[5]	4.03[6]	54.68	(7.55)	(3.32)	0.35[6]	31.86	10.04
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$83	$59	$78	$93	$91	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[7]	0.92	0.93	0.92	0.92[7]	0.93	0.95
Expenses including reductions	0.91[7]	0.91	0.92	0.92	0.92[7]	0.92	0.94
Net investment income	0.96[4,7]	0.23	0.82	1.05	1.06[7]	0.79	1.09
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

CLASS NAV SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$37.99	$24.62	$26.82	$28.57	$28.47	$21.71	$19.93
Net investment income[3]	0.21[4]	0.10	0.24	0.29	0.03	0.23	0.19
Net realized and unrealized gain (loss) on investments	1.32	13.38	(2.21)	(1.31)	0.07	6.69	1.81
Total from investment operations	1.53	13.48	(1.97)	(1.02)	0.10	6.92	2.00
Less distributions
From net investment income	—	(0.11)	(0.23)	(0.27)	—	(0.16)	(0.22)
From net realized gain	—	—	—	(0.46)	—	—	—
Total distributions	—	(0.11)	(0.23)	(0.73)	—	(0.16)	(0.22)
Net asset value, end of period	$39.52	$37.99	$24.62	$26.82	$28.57	$28.47	$21.71
Total return (%)[5]	4.03[6]	54.78	(7.51)	(3.27)	0.35[6]	31.91	10.10
Ratios and supplemental data
Net assets, end of period (in millions)	$970	$1,057	$854	$1,028	$1,136	$1,151	$864
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[7]	0.87	0.88	0.87	0.87[7]	0.88	0.91
Expenses including reductions	0.86[7]	0.86	0.87	0.87	0.87[7]	0.87	0.90
Net investment income	1.03[4,7]	0.30	0.87	1.06	1.10[7]	0.89	0.91
Portfolio turnover (%)	34	78	80	98	4	65	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
22	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund is closed to new investors, except as provided in the fund’s prospectus.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	23

value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$264,036,700	—	$264,036,700	—
Austria	189,381,747	—	189,381,747	—
Canada	155,142,556	$155,142,556	—	—
China	1,588,625,580	—	1,588,625,580	—
Denmark	704,500,442	—	704,500,442	—
France	1,390,453,469	—	1,390,453,469	—
Germany	357,257,104	—	357,257,104	—
Hong Kong	283,870,638	—	283,870,638	—
India	693,507,076	—	693,507,076	—
Ireland	656,896,921	483,400,566	173,496,355	—
Italy	307,791,851	—	307,791,851	—
Japan	1,356,976,566	—	1,356,976,566	—
Netherlands	848,890,046	207,754,608	641,135,438	—
Spain	304,031,144	—	304,031,144	—
Sweden	571,503,860	—	571,503,860	—
Switzerland	1,172,395,182	—	1,172,395,182	—
Taiwan	1,067,787,940	—	1,067,787,940	—
United Kingdom	1,232,968,862	228,572,634	1,004,396,228	—
24	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	$207,341,852	$207,341,852	—	—
Rights	2,227,801	—	$2,227,801	—
Short-term investments	130,400,000	—	130,400,000	—
Total investments in securities	$13,485,987,337	$1,282,212,216	$12,203,775,121	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
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compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2021, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities or their derivatives of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2021 were $25,224.
26	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$33,183
Class C	10,463
Class I	403,348
Class R2	2,331
Class R4	2,348
Class	Expense reduction
Class R6	$120,406
Class 1	3,945
Class NAV	47,301
Total	$623,325

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
28	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $25,856 for Class R4 shares for the six months ended September 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $316,031 for the six months ended September 30, 2021. Of this amount, $53,873 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $262,158 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2021, CDSCs received by the Distributor amounted to $3,295 and $1,856 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,095,471	$419,656
Class C	1,152,885	132,161
Class I	—	5,098,278
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

Class	Distribution and service fees	Transfer agent fees
Class R2	$128,138	$2,487
Class R4	84,571	2,481
Class R6	—	127,535
Class 1	21,723	—
Total	$2,482,788	$5,782,598
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,376,157	$95,546,643	4,314,116	$148,515,449
Repurchased	(1,480,594)	(59,463,314)	(5,187,207)	(167,089,240)
Net increase (decrease)	895,563	$36,083,329	(873,091)	$(18,573,791)
Class B shares
Repurchased	—	—	(15,305)	$(474,248)
Net decrease	—	—	(15,305)	$(474,248)
Class C shares
Sold	164,397	$6,398,234	286,774	$9,643,678
Repurchased	(562,981)	(21,928,382)	(1,714,528)	(53,564,881)
Net decrease	(398,584)	$(15,530,148)	(1,427,754)	$(43,921,203)
Class I shares
Sold	25,270,259	$1,017,146,163	76,472,105	$2,482,696,311
Distributions reinvested	—	—	384,989	13,909,646
Repurchased	(18,218,618)	(733,951,418)	(51,587,007)	(1,660,981,670)
Net increase	7,051,641	$283,194,745	25,270,087	$835,624,287
Class R2 shares
Sold	71,945	$2,880,831	539,490	$19,250,334
Repurchased	(186,810)	(7,539,694)	(425,995)	(13,201,543)
Net increase (decrease)	(114,865)	$(4,658,863)	113,495	$6,048,791
30	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	67,623	$2,732,118	1,089,847	$40,514,513
Distributions reinvested	—	—	385	13,891
Repurchased	(69,834)	(2,828,719)	(104,147)	(3,567,009)
Net increase (decrease)	(2,211)	$(96,601)	986,085	$36,961,395
Class R6 shares
Sold	7,405,273	$298,829,768	19,710,307	$683,359,061
Distributions reinvested	—	—	182,317	6,592,599
Repurchased	(4,979,294)	(201,051,384)	(13,883,531)	(463,039,348)
Net increase	2,425,979	$97,778,384	6,009,093	$226,912,312
Class 1 shares
Sold	103,769	$4,192,643	288,940	$9,867,603
Distributions reinvested	—	—	6,142	221,773
Repurchased	(165,352)	(6,617,035)	(514,071)	(17,179,225)
Net decrease	(61,583)	$(2,424,392)	(218,989)	$(7,089,849)
Class NAV shares
Sold	369,840	$14,876,769	4,051,520	$120,286,768
Distributions reinvested	—	—	95,704	3,455,885
Repurchased	(3,641,076)	(146,864,115)	(11,021,377)	(357,385,555)
Net decrease	(3,271,236)	$(131,987,346)	(6,874,153)	$(233,642,902)
Total net increase	6,524,704	$262,359,108	22,969,468	$801,844,792
Affiliates of the fund owned 100% and 78% of shares of Class 1 and Class NAV, respectively, on September 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of Class A, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$195,520
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,773,751,358 and $4,487,770,684, respectively, for the six months ended September 30, 2021.
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Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2021, funds within the John Hancock group of funds complex held 5.6% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$190,573,255	$1,027,228,178	$(1,217,797,549)	$(4,560)	$676	$1,243,730	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
32	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
34	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	35

Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
John A. Boselli, CFA
Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1860924	87SA 9/21
11/2021

Semiannual report
John Hancock
U.S. Growth Fund
U.S. equity
September 30, 2021

A message to shareholders
Dear shareholder,
U.S. stocks finished the six months ended September 30, 2021, with a gain, despite late-period volatility. Strong corporate earnings, a broadening economic recovery, positive vaccination trends, and low interest rates lifted returns earlier in the period; however, mounting inflation and supply chain concerns hampered returns in September. News that the U.S. Federal Reserve might reduce its bond buying by year end, legislative wrangling around a new infrastructure-spending bill and debt ceiling deadline, a late period rise in interest rates, and the continued spread of the Delta variant of COVID-19 were added headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
21	Notes to financial statements
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
Microsoft Corp.	11.8
Apple, Inc.	8.5
Alphabet, Inc., Class A	8.0
Amazon.com, Inc.	7.9
Facebook, Inc., Class A	5.3
Visa, Inc., Class A	2.8
PayPal Holdings, Inc.	2.7
Adobe, Inc.	2.6
Mastercard, Inc., Class A	2.5
Eli Lilly & Company	2.2
TOTAL	54.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-11)	6-month	5-year	Since inception (12-20-11)
Class A	15.74	18.85	16.67	4.76	137.12	351.63
Class C1	19.97	19.17	16.65	8.84	140.33	351.07
Class I2	22.10	20.36	17.63	10.36	152.55	389.36
Class R2[1,2]	21.65	19.91	17.19	10.14	147.91	371.73
Class R4[1,2]	22.10	20.23	17.39	10.39	151.21	379.74
Class R6[1,2]	22.27	20.51	17.58	10.45	154.13	387.46
Class NAV[2]	22.29	20.51	17.80	10.46	154.18	396.35
Index†	27.32	22.84	19.37	13.23	179.66	465.10
Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.01	1.76	0.76	1.15	1.00	0.65	0.64
Net (%)	1.00	1.75	0.75	1.14	0.89	0.64	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Growth Index.
See the following page for footnotes.
4	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-11	45,107	45,107	56,510
Class I2	12-20-11	48,936	48,936	56,510
Class R2[1,2]	12-20-11	47,173	47,173	56,510
Class R4[1,2]	12-20-11	47,974	47,974	56,510
Class R6[1,2]	12-20-11	48,746	48,746	56,510
Class NAV[2]	12-20-11	49,635	49,635	56,510
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,102.70	$5.06	0.96%
	Hypothetical example	1,000.00	1,020.30	4.86	0.96%
Class C	Actual expenses/actual returns	1,000.00	1,098.40	9.00	1.71%
	Hypothetical example	1,000.00	1,016.50	8.64	1.71%
Class I	Actual expenses/actual returns	1,000.00	1,103.60	3.74	0.71%
	Hypothetical example	1,000.00	1,021.50	3.60	0.71%
Class R2	Actual expenses/actual returns	1,000.00	1,101.40	5.79	1.10%
	Hypothetical example	1,000.00	1,019.60	5.57	1.10%
Class R4	Actual expenses/actual returns	1,000.00	1,103.90	4.11	0.78%
	Hypothetical example	1,000.00	1,021.20	3.95	0.78%
Class R6	Actual expenses/actual returns	1,000.00	1,104.50	3.22	0.61%
	Hypothetical example	1,000.00	1,022.00	3.09	0.61%
Class NAV	Actual expenses/actual returns	1,000.00	1,104.60	3.17	0.60%
	Hypothetical example	1,000.00	1,022.10	3.04	0.60%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 100.0%		$1,351,595,306
(Cost $783,224,490)
Communication services 15.0%		202,343,228
Interactive media and services 13.3%
Alphabet, Inc., Class A (A)	40,307	107,761,571
Facebook, Inc., Class A (A)	213,199	72,357,609
Media 1.7%
Charter Communications, Inc., Class A (A)	30,546	22,224,048
Consumer discretionary 10.0%		135,871,366
Household durables 1.0%
Lennar Corp., A Shares	145,854	13,663,603
Internet and direct marketing retail 9.0%
Amazon.com, Inc. (A)	32,470	106,665,249
Etsy, Inc. (A)	74,738	15,542,514
Financials 8.7%		117,187,629
Capital markets 7.3%
Ares Management Corp., Class A	291,726	21,538,131
Morgan Stanley	138,839	13,510,423
MSCI, Inc.	34,104	20,746,827
S&P Global, Inc.	54,341	23,088,947
The Blackstone Group, Inc.	165,915	19,302,551
Consumer finance 1.4%
American Express Company	113,417	19,000,750
Health care 11.0%		148,909,607
Health care equipment and supplies 4.1%
Align Technology, Inc. (A)	32,490	21,619,821
Boston Scientific Corp. (A)	321,196	13,936,694
Danaher Corp.	64,602	19,667,433
Health care providers and services 2.2%
Anthem, Inc.	39,738	14,814,326
UnitedHealth Group, Inc.	39,484	15,427,978
Life sciences tools and services 1.1%
Medpace Holdings, Inc. (A)	76,463	14,472,917
Pharmaceuticals 3.6%
Eli Lilly & Company	127,871	29,544,595
Zoetis, Inc.	100,061	19,425,843
Industrials 3.8%		51,617,083
Building products 1.2%
Johnson Controls International PLC	240,266	16,357,309
8	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Professional services 2.6%
IHS Markit, Ltd.	157,402	$18,356,221
TransUnion	150,508	16,903,553
Information technology 50.2%		678,444,577
Electronic equipment, instruments and components 1.3%
CDW Corp.	95,083	17,307,008
IT services 12.7%
Accenture PLC, Class A	87,557	28,011,235
Gartner, Inc. (A)	73,545	22,348,855
Mastercard, Inc., Class A	96,823	33,663,421
PayPal Holdings, Inc. (A)	143,124	37,242,296
Shift4 Payments, Inc., Class A (A)	173,309	13,434,914
Visa, Inc., Class A	167,635	37,340,696
Semiconductors and semiconductor equipment 7.1%
Analog Devices, Inc.	113,705	19,043,313
KLA Corp.	64,503	21,576,899
Marvell Technology, Inc.	298,451	17,999,580
Skyworks Solutions, Inc.	100,870	16,621,359
Texas Instruments, Inc.	110,819	21,300,520
Software 20.6%
Adobe, Inc. (A)	61,509	35,411,961
Digital Turbine, Inc. (A)	257,601	17,710,069
Intuit, Inc.	49,739	26,834,688
Microsoft Corp.	564,649	159,185,845
Palo Alto Networks, Inc. (A)	37,141	17,790,539
salesforce.com, Inc. (A)	77,489	21,016,567
Technology hardware, storage and peripherals 8.5%
Apple, Inc.	809,928	114,604,812
Real estate 1.3%		17,221,816
Real estate management and development 1.3%
CBRE Group, Inc., Class A (A)	176,888	17,221,816

	Yield (%)	Shares	Value
Short-term investments 0.0%			$82
(Cost $82)
Short-term funds 0.0%			82
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	82	82

Total investments (Cost $783,224,572) 100.0%	$1,351,595,388
Other assets and liabilities, net 0.0%	547,218
Total net assets 100.0%	$1,352,142,606

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	9

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $785,453,634. Net unrealized appreciation aggregated to $566,141,754, of which $573,503,440 related to gross unrealized appreciation and $7,361,686 related to gross unrealized depreciation.
10	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $783,224,572)	$1,351,595,388
Dividends and interest receivable	80,486
Receivable for fund shares sold	461,668
Receivable for investments sold	1,984,486
Other assets	109,917
Total assets	1,354,231,945
Liabilities
Due to custodian	457,602
Payable for investments purchased	82
Payable for fund shares repurchased	1,183,338
Payable to affiliates
Accounting and legal services fees	65,922
Transfer agent fees	113,180
Distribution and service fees	320
Trustees’ fees	500
Other liabilities and accrued expenses	268,395
Total liabilities	2,089,339
Net assets	$1,352,142,606
Net assets consist of
Paid-in capital	$659,553,591
Total distributable earnings (loss)	692,589,015
Net assets	$1,352,142,606

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($697,290,467 ÷ 26,394,380 shares)[1]	$26.42
Class C ($34,779,185 ÷ 1,372,148 shares)[1]	$25.35
Class I ($413,434,570 ÷ 15,458,471 shares)	$26.74
Class R2 ($1,552,005 ÷ 58,346 shares)	$26.60
Class R4 ($4,171 ÷ 156 shares)	$26.77[2]
Class R6 ($148,866,467 ÷ 5,547,354 shares)	$26.84
Class NAV ($56,215,741 ÷ 2,095,530 shares)	$26.83
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$27.81

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $26.77 is calculated using Net assets of $4,171.38 and Shares outstanding of 155.85
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended 9-30-21 (unaudited)

Investment income
Dividends	$3,694,584
Interest	542
Total investment income	3,695,126
Expenses
Investment management fees	3,825,700
Distribution and service fees	1,067,313
Accounting and legal services fees	100,078
Transfer agent fees	679,122
Trustees’ fees	11,090
Custodian fees	82,636
State registration fees	67,916
Printing and postage	31,507
Professional fees	52,472
Other	32,626
Total expenses	5,950,460
Less expense reductions	(62,965)
Net expenses	5,887,495
Net investment loss	(2,192,369)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	12,579,256
Affiliated investments	3,301
12,582,557
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	122,650,859
122,650,859
Net realized and unrealized gain	135,233,416
Increase in net assets from operations	$133,041,047
12	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,192,369)	$(2,422,096)
Net realized gain	12,582,557	167,447,798
Change in net unrealized appreciation (depreciation)	122,650,859	325,304,779
Increase in net assets resulting from operations	133,041,047	490,330,481
Distributions to shareholders
From earnings
Class A	—	(16,665,951)
Class C	—	(947,029)
Class I	—	(11,856,315)
Class R2	—	(31,262)
Class R4	—	(94)
Class R6	—	(3,925,261)
Class NAV	—	(1,492,547)
Total distributions	—	(34,918,459)
From fund share transactions	(78,800,463)	(100,337,593)
Total increase	54,240,584	355,074,429
Net assets
Beginning of period	1,297,902,022	942,827,593
End of period	$1,352,142,606	$1,297,902,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.96	$16.24	$16.23	$17.94	$16.89	$15.33
Net investment income (loss)[2]	(0.06)	(0.07)	0.01	(0.01)	0.01	0.04
Net realized and unrealized gain (loss) on investments	2.52	8.40	—[3]	2.22	3.62	2.12
Total from investment operations	2.46	8.33	0.01	2.21	3.63	2.16
Less distributions
From net investment income	—	—	—	(0.03)	(0.03)	(0.04)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.61)	—	(3.92)	(2.58)	(0.60)
Net asset value, end of period	$26.42	$23.96	$16.24	$16.23	$17.94	$16.89
Total return (%)[4,5]	10.27[6]	51.37	0.06	12.22	21.91	14.34
Ratios and supplemental data
Net assets, end of period (in millions)	$697	$653	$458	$404	$379	$343
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[7]	1.01	1.01	1.10	1.10	1.11
Expenses including reductions	0.96[7]	1.00	1.00	1.09	1.09	1.10
Net investment income (loss)	(0.43)[7]	(0.31)	0.03	(0.07)	0.03	0.27
Portfolio turnover (%)	35	101	91[8]	88[9]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
14	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$23.08	$15.77	$15.88	$17.71	$16.80	$15.32
Net investment loss[2]	(0.15)	(0.23)	(0.12)	(0.14)	(0.13)	(0.08)
Net realized and unrealized gain (loss) on investments	2.42	8.15	0.01	2.20	3.59	2.12
Total from investment operations	2.27	7.92	(0.11)	2.06	3.46	2.04
Less distributions
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Net asset value, end of period	$25.35	$23.08	$15.77	$15.88	$17.71	$16.80
Total return (%)[3,4]	9.84[5]	50.29	(0.69)	11.44	20.95	13.53
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$35	$23	$12	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[6]	1.76	1.76	1.85	1.85	1.86
Expenses including reductions	1.71[6]	1.75	1.75	1.84	1.84	1.85
Net investment loss	(1.18)[6]	(1.07)	(0.72)	(0.85)	(0.72)	(0.48)
Portfolio turnover (%)	35	101	91[7]	88[8]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

CLASS I SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.23	$16.38	$16.36	$18.05	$16.98	$15.41
Net investment income (loss)[2]	(0.02)	(0.01)	0.05	0.04	0.06	0.08
Net realized and unrealized gain (loss) on investments	2.53	8.49	(0.01)	2.23	3.64	2.13
Total from investment operations	2.51	8.48	0.04	2.27	3.70	2.21
Less distributions
From net investment income	—	(0.02)	(0.02)	(0.07)	(0.08)	(0.08)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.63)	(0.02)	(3.96)	(2.63)	(0.64)
Net asset value, end of period	$26.74	$24.23	$16.38	$16.36	$18.05	$16.98
Total return (%)[3]	10.36[4]	51.84	0.26	12.55	22.12	14.70
Ratios and supplemental data
Net assets, end of period (in millions)	$413	$408	$321	$115	$20	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.76	0.76	0.87	0.84	0.85
Expenses including reductions	0.71[5]	0.75	0.75	0.86	0.83	0.84
Net investment income (loss)	(0.18)[5]	(0.06)	0.28	0.25	0.31	0.47
Portfolio turnover (%)	35	101	91[6]	88[7]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions and merger activity.
[7]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.15	$16.38	$16.40	$18.08	$17.02	$15.44
Net investment income (loss)[2]	(0.07)	(0.10)	(0.02)	(0.04)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	2.52	8.48	—[3]	2.25	3.64	2.14
Total from investment operations	2.45	8.38	(0.02)	2.21	3.62	2.17
Less distributions
From net investment income	—	—	—	—[3]	(0.01)	(0.03)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.61)	—	(3.89)	(2.56)	(0.59)
Net asset value, end of period	$26.60	$24.15	$16.38	$16.40	$18.08	$17.02
Total return (%)[4]	10.14[5]	51.24	(0.12)	12.13	21.68	14.30
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.14	1.15	1.25	1.22	1.18
Expenses including reductions	1.10[6]	1.13	1.14	1.25	1.21	1.17
Net investment income (loss)	(0.56)[6]	(0.45)	(0.11)	(0.22)	(0.11)	0.19
Portfolio turnover (%)	35	101	91[7]	88[8]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS R4 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.25	$16.41	$16.39	$18.08	$17.01	$15.43
Net investment income (loss)[2]	(0.03)	(0.03)	0.03	0.01	0.03	0.07
Net realized and unrealized gain (loss) on investments	2.55	8.48	—[3]	2.24	3.65	2.14
Total from investment operations	2.52	8.45	0.03	2.25	3.68	2.21
Less distributions
From net investment income	—	—[3]	(0.01)	(0.05)	(0.06)	(0.07)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.61)	(0.01)	(3.94)	(2.61)	(0.63)
Net asset value, end of period	$26.77	$24.25	$16.41	$16.39	$18.08	$17.01
Total return (%)[4]	10.39[5]	51.59	0.17	12.36	22.05	14.60
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$1	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[7]	1.00	1.00	1.10	1.06	1.02
Expenses including reductions	0.78[7]	0.89	0.89	1.00	0.95	0.91
Net investment income (loss)	(0.26)[7]	(0.14)	0.15	0.03	0.18	0.44
Portfolio turnover (%)	35	101	91[8]	88[9]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
18	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.30	$16.42	$16.39	$18.08	$17.01	$15.42
Net investment income (loss)[2]	(0.01)	0.01	0.07	0.05	0.05	0.09
Net realized and unrealized gain (loss) on investments	2.55	8.51	—[3]	2.24	3.67	2.16
Total from investment operations	2.54	8.52	0.07	2.29	3.72	2.25
Less distributions
From net investment income	—	(0.03)	(0.04)	(0.09)	(0.10)	(0.10)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.64)	(0.04)	(3.98)	(2.65)	(0.66)
Net asset value, end of period	$26.84	$24.30	$16.42	$16.39	$18.08	$17.01
Total return (%)[4]	10.45[5]	51.96	0.38	12.68	22.26	14.87
Ratios and supplemental data
Net assets, end of period (in millions)	$149	$147	$99	$15	$9	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[6]	0.65	0.65	0.75	0.75	0.75
Expenses including reductions	0.61[6]	0.64	0.64	0.74	0.74	0.73
Net investment income (loss)	(0.08)[6]	0.04	0.37	0.29	0.25	0.50
Portfolio turnover (%)	35	101	91[7]	88[8]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

CLASS NAV SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$24.29	$16.41	$16.38	$18.07	$17.00	$15.42
Net investment income (loss)[2]	(0.01)	0.01	0.07	0.03	0.07	0.10
Net realized and unrealized gain (loss) on investments	2.55	8.51	—[3]	2.26	3.65	2.14
Total from investment operations	2.54	8.52	0.07	2.29	3.72	2.24
Less distributions
From net investment income	—	(0.03)	(0.04)	(0.09)	(0.10)	(0.10)
From net realized gain	—	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	—	(0.64)	(0.04)	(3.98)	(2.65)	(0.66)
Net asset value, end of period	$26.83	$24.29	$16.41	$16.38	$18.07	$17.00
Total return (%)[4]	10.46[5]	52.01	0.39	12.69	22.30	14.81
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$54	$40	$—[6]	$1,410	$1,592
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[7]	0.64	0.64	0.74	0.73	0.73
Expenses including reductions	0.60[7]	0.63	0.63	0.73	0.73	0.73
Net investment income (loss)	(0.06)[7]	0.06	0.41	0.18	0.40	0.61
Portfolio turnover (%)	35	101	91[8]	88[9]	83	94

[1]	Six months ended 9-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
20	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2021, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
22	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2021 were $5,125.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$32,057
Class C	1,649
Class I	19,646
Class R2	69
Class	Expense reduction
Class R6	$6,920
Class NAV	2,622
Total	$62,963

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
24	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $2 for Class R4 shares for the six months ended September 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $114,546 for the six months ended September 30, 2021. Of this amount, $18,729 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $95,817 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2021, CDSCs received by the Distributor amounted to $167 and $679 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$881,973	$403,466
Class C	181,593	20,777
Class I	—	247,494
Class R2	3,741	73
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	25

Class	Distribution and service fees	Transfer agent fees
Class R4	$6	—
Class R6	—	$7,312
Total	$1,067,313	$679,122
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,900,000	1	0.655%	$35
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	502,279	$13,171,430	2,212,511	$47,574,705
Distributions reinvested	—	—	692,595	16,324,223
Repurchased	(1,358,119)	(35,489,648)	(3,884,352)	(85,211,938)
Net decrease	(855,840)	$(22,318,218)	(979,246)	$(21,313,010)
Class C shares
Sold	43,195	$1,087,461	392,124	$7,922,544
Distributions reinvested	—	—	41,456	943,128
Repurchased	(175,266)	(4,401,908)	(362,390)	(7,878,623)
Net increase (decrease)	(132,071)	$(3,314,447)	71,190	$987,049
Class I shares
Sold	970,784	$25,512,920	7,526,188	$159,212,084
Distributions reinvested	—	—	495,297	11,797,972
Repurchased	(2,362,378)	(62,901,086)	(10,754,373)	(243,094,825)
Net decrease	(1,391,594)	$(37,388,166)	(2,732,888)	$(72,084,769)
26	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	3,402	$86,332	9,840	$225,661
Distributions reinvested	—	—	1,316	31,262
Repurchased	(681)	(17,219)	(5,147)	(111,672)
Net increase	2,721	$69,113	6,009	$145,251
Class R4 shares
Sold	5	$135	2,222	$44,990
Distributions reinvested	—	—	4	94
Repurchased	(12)	(317)	(55,073)	(1,313,665)
Net decrease	(7)	$(182)	(52,847)	$(1,268,581)
Class R6 shares
Sold	336,864	$9,031,709	1,438,705	$30,977,228
Distributions reinvested	—	—	164,374	3,925,261
Repurchased	(829,815)	(21,839,650)	(1,606,061)	(36,295,520)
Net decrease	(492,951)	$(12,807,941)	(2,982)	$(1,393,031)
Class NAV shares
Sold	111,333	$2,947,447	629,873	$13,321,104
Distributions reinvested	—	—	62,528	1,492,547
Repurchased	(227,535)	(5,988,069)	(926,057)	(20,224,153)
Net decrease	(116,202)	$(3,040,622)	(233,656)	$(5,410,502)
Total net decrease	(2,985,944)	$(78,800,463)	(3,924,420)	$(100,337,593)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $473,757,304 and $555,140,950, respectively, for the six months ended September 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$16,660,457	$(16,663,758)	$3,301	—	—	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (formerly John Hancock U.S. Quality Growth Fund, the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	29

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
30	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-, three- and five-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	31

Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
32	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	33

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
34	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	35

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1860931	393SA 9/21
11/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	November 4, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	November 4, 2021